UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

September 30, 2012

1.808794.108

VIPBAL-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.3%
Delphi Automotive PLC	42,137	$ 1,306,247
Gentex Corp.	47,983	816,191
Tenneco, Inc. (a)	74,450	2,084,600
TRW Automotive Holdings Corp. (a)	31,813	1,390,546
		5,597,584
Automobiles - 0.1%
Harley-Davidson, Inc.	34,554	1,464,053
Tesla Motors, Inc. (a)	22,800	667,584
		2,131,637
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	139,000	2,310,667
Carriage Services, Inc.	24,247	234,468
DeVry, Inc.	64,182	1,460,782
Kroton Educacional SA unit (a)	37,100	635,033
		4,640,950
Hotels, Restaurants & Leisure - 1.4%
Bloomin' Brands, Inc.	87,900	1,445,955
Bravo Brio Restaurant Group, Inc. (a)	75,833	1,103,370
Brinker International, Inc.	115,196	4,066,419
Club Mediterranee SA (a)	90,749	1,459,462
Denny's Corp. (a)	692,443	3,358,349
Dunkin' Brands Group, Inc.	26,200	764,909
Hyatt Hotels Corp. Class A (a)	5,002	200,830
Icahn Enterprises LP rights	170,608	2
Jubilant Foodworks Ltd. (a)	1,838	47,685
Las Vegas Sands Corp.	95,747	4,439,788
Papa John's International, Inc. (a)	2,600	138,866
Ruth's Hospitality Group, Inc. (a)	155,100	987,987
Spur Corp. Ltd.	315,615	834,258
Starbucks Corp.	34,567	1,754,275
Texas Roadhouse, Inc. Class A	102,891	1,759,436
Yum! Brands, Inc.	59,505	3,947,562
		26,309,153
Household Durables - 0.2%
PulteGroup, Inc. (a)	109,996	1,704,938
Taylor Wimpey PLC	438,151	384,187
Whirlpool Corp.	24,405	2,023,419
Woongjin Coway Co. Ltd.	12,020	331,889
		4,444,433
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	27,500	6,993,800
Liberty Media Corp. Interactive Series A (a)	113,943	2,107,946
Ocado Group PLC (a)	529,063	551,043
		9,652,789
Leisure Equipment & Products - 0.1%
Brunswick Corp.	28,526	645,543

	Shares	Value
Fenix Outdoor AB	400	$ 9,378
Hasbro, Inc.	36,006	1,374,349
Summer Infant, Inc. (a)	70,975	131,304
		2,160,574
Media - 1.6%
Antena 3 de Television SA	183,161	835,567
Comcast Corp. Class A	271,422	9,708,765
DISH Network Corp. Class A	58,981	1,805,408
Liberty Media Corp.:
rights (a)	1,746	23,641
Series A (a)	5,237	259,965
McGraw-Hill Companies, Inc.	49,214	2,686,592
MDC Partners, Inc. Class A (sub. vtg.)	165,161	2,038,086
Mood Media Corp. (a)(d)	328,600	802,198
The Walt Disney Co.	88,567	4,630,283
Time Warner, Inc.	171,691	7,782,753
Valassis Communications, Inc. (a)	25,220	622,682
Virgin Media, Inc.	8,900	262,016
		31,457,956
Multiline Retail - 0.2%
PPR SA	10,000	1,534,350
Target Corp.	26,941	1,709,945
The Bon-Ton Stores, Inc.	31,173	296,144
		3,540,439
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	57,730	3,951,041
Ascena Retail Group, Inc. (a)	87,809	1,883,503
AutoZone, Inc. (a)	8,440	3,120,015
Bed Bath & Beyond, Inc. (a)	30,224	1,904,112
Best Buy Co., Inc.	89,837	1,544,298
Big 5 Sporting Goods Corp.	57,300	570,135
Body Central Corp. (a)	175,822	1,837,340
CarMax, Inc. (a)	44,943	1,271,887
Express, Inc. (a)	183,865	2,724,879
Fast Retailing Co. Ltd.	4,800	1,116,351
Foot Locker, Inc.	37,897	1,345,344
Foschini Ltd.	78,196	1,188,583
GameStop Corp. Class A	33,560	704,760
GNC Holdings, Inc.	34,700	1,352,259
Home Depot, Inc.	162,119	9,787,124
Limited Brands, Inc.	58,532	2,883,286
Lowe's Companies, Inc.	186,614	5,643,207
MarineMax, Inc. (a)	44,900	372,221
Rent-A-Center, Inc.	12,556	440,464
SuperGroup PLC (a)(d)	237,724	2,293,663
TJX Companies, Inc.	70,766	3,169,609
		49,104,081
Textiles, Apparel & Luxury Goods - 0.6%
G-III Apparel Group Ltd. (a)	36,690	1,317,171
Iconix Brand Group, Inc. (a)	31,664	577,551
lululemon athletica, Inc. (a)	8,794	650,228
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	33,204	$ 3,151,392
PVH Corp.	38,083	3,569,139
Vera Bradley, Inc. (a)	60,787	1,449,770
VF Corp.	5,884	937,674
		11,652,925
TOTAL CONSUMER DISCRETIONARY		150,692,521
CONSUMER STAPLES - 5.9%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	3,800	325,085
Cott Corp. (a)	194,400	1,536,454
Dr Pepper Snapple Group, Inc.	97,946	4,361,535
Monster Beverage Corp. (a)	23,792	1,288,575
SABMiller PLC	31,000	1,361,599
The Coca-Cola Co.	444,650	16,865,575
		25,738,823
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	18,183	1,820,573
CVS Caremark Corp.	179,564	8,694,489
Eurocash SA	105,863	1,301,953
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	12,200	373,660
Wal-Mart Stores, Inc.	165,983	12,249,545
		24,440,220
Food Products - 0.8%
Flowers Foods, Inc.	91,158	1,839,568
Green Mountain Coffee Roasters, Inc. (a)	58,800	1,396,500
Hilton Food Group PLC	53,802	238,484
Kraft Foods, Inc. Class A	230,126	9,515,710
Marine Harvest ASA (a)	1,132,055	914,908
The J.M. Smucker Co.	14,687	1,267,929
Tyson Foods, Inc. Class A	1,900	30,438
		15,203,537
Household Products - 1.0%
Procter & Gamble Co.	193,338	13,409,924
Reckitt Benckiser Group PLC	76,100	4,380,896
Unicharm Corp.	38,100	2,187,186
		19,978,006
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	16,512	1,016,644
Hengan International Group Co. Ltd.	116,500	1,101,289
		2,117,933
Tobacco - 1.4%
Altria Group, Inc.	126,489	4,223,468
British American Tobacco PLC (United Kingdom)	45,000	2,312,254
Imperial Tobacco Group PLC	50,804	1,880,318

	Shares	Value
Lorillard, Inc.	34,931	$ 4,067,715
Philip Morris International, Inc.	160,380	14,424,577
		26,908,332
TOTAL CONSUMER STAPLES		114,386,851
ENERGY - 7.3%
Energy Equipment & Services - 2.6%
BW Offshore Ltd.	1,545,095	970,927
Cal Dive International, Inc. (a)(d)	290,501	444,467
Cameron International Corp. (a)	166,037	9,309,695
Cathedral Energy Services Ltd.	200,300	1,334,518
Essential Energy Services Ltd.	658,900	1,628,651
Forum Energy Technologies, Inc.	6,751	164,184
Fugro NV (Certificaten Van Aandelen) unit	11,300	768,455
Halliburton Co.	111,631	3,760,848
McDermott International, Inc. (a)	178,189	2,177,470
National Oilwell Varco, Inc.	160,142	12,828,976
Noble Corp.	117,213	4,193,881
Schlumberger Ltd.	125,665	9,089,349
TETRA Technologies, Inc. (a)	19,401	117,376
Tuscany International Drilling, Inc. (a)	857,400	200,592
Vantage Drilling Co. (a)	997,513	1,835,424
Weatherford International Ltd. (a)	57,909	734,286
Xtreme Drilling & Coil Services Corp. (a)	570,300	591,706
Xtreme Drilling & Coil Services Corp. (e)	198,400	205,847
		50,356,652
Oil, Gas & Consumable Fuels - 4.7%
Alpha Natural Resources, Inc. (a)	35,100	230,607
Americas Petrogas, Inc. (a)	357,300	672,368
Americas Petrogas, Inc. (a)(e)	429,000	807,293
Amyris, Inc. (a)(d)	154,143	530,252
Anadarko Petroleum Corp.	57,783	4,040,187
Apache Corp.	38,574	3,335,494
Bonavista Energy Corp. (d)	35,800	635,085
Bonavista Energy Corp. (a)(e)	21,700	384,954
BPZ Energy, Inc. (a)(d)	435,722	1,246,165
Cabot Oil & Gas Corp.	31,630	1,420,187
Canadian Natural Resources Ltd.	7,600	234,471
Chesapeake Energy Corp.	66,088	1,247,081
Chevron Corp.	14,697	1,713,082
Cobalt International Energy, Inc. (a)	1,300	28,951
Crew Energy, Inc. (a)	166,800	1,228,392
Crown Point Energy, Inc. (a)	149,800	60,188
Crown Point Energy, Inc. (e)	565,806	227,335
Denbury Resources, Inc. (a)	66,689	1,077,694
Double Eagle Petroleum Co. (a)	144,237	797,631
Emerald Oil, Inc. (d)	1,418,084	1,177,010
Emerald Oil, Inc. warrants 2/4/16 (a)	152,192	10,321
Energen Corp.	2,500	131,025
EOG Resources, Inc.	13,630	1,527,242
EQT Corp.	37,988	2,241,292
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EV Energy Partners LP	12,600	$ 782,712
Gran Tierra Energy, Inc. (Canada) (a)	230,100	1,189,002
Halcon Resources Corp. (h)	140,000	1,026,200
Hess Corp.	29,309	1,574,479
HollyFrontier Corp.	45,544	1,879,601
InterOil Corp. (a)(d)	75,748	5,852,290
Madalena Ventures, Inc. (a)	1,110,000	270,980
Marathon Petroleum Corp.	82,962	4,528,896
Markwest Energy Partners LP	22,600	1,229,892
Murphy Oil Corp.	8,750	469,788
Noble Energy, Inc.	2,400	222,504
Northern Oil & Gas, Inc. (a)(d)	340,081	5,777,976
Northern Tier Energy LP Class A	104,100	2,198,592
Occidental Petroleum Corp.	76,723	6,602,781
Painted Pony Petroleum Ltd. (a)(e)	24,500	269,398
Painted Pony Petroleum Ltd. Class A (a)	104,000	1,143,566
Paladin Energy Ltd. (Australia) (a)	570,442	736,691
Pan Orient Energy Corp.	119,700	344,574
Peabody Energy Corp.	105,533	2,352,331
Petrobank Energy & Resources Ltd. (a)	20,600	288,957
Petrominerales Ltd.	182,800	1,480,102
Phillips 66	63,811	2,958,916
Pioneer Natural Resources Co.	14,800	1,545,120
Resolute Energy Corp. (a)(d)	204,376	1,812,815
Rosetta Resources, Inc. (a)	3,196	153,088
Royal Dutch Shell PLC Class A sponsored ADR	52,591	3,650,341
SM Energy Co.	11,800	638,498
Southwestern Energy Co. (a)	15,815	550,046
Suncor Energy, Inc.	35,480	1,167,148
TAG Oil Ltd. (a)	266,300	1,955,738
TAG Oil Ltd. (e)	23,700	174,056
Targa Resources Corp.	21,800	1,097,412
Tesoro Corp.	36,595	1,533,331
The Williams Companies, Inc.	179,495	6,276,940
Valero Energy Corp.	49,300	1,561,824
Whiting Petroleum Corp. (a)	12,800	606,464
		90,907,356
TOTAL ENERGY		141,264,008
FINANCIALS - 8.1%
Capital Markets - 0.8%
Ares Capital Corp.	133,120	2,281,677
BlackRock, Inc. Class A	12,069	2,151,903
GP Investments Ltd. (depositary receipt) (a)	610,066	1,306,048
ICAP PLC	225,400	1,168,727
ICG Group, Inc. (a)	70,706	718,373
Invesco Ltd.	90,581	2,263,619

	Shares	Value
KKR & Co. LP	88,443	$ 1,336,374
Monex Group, Inc.	3,563	585,311
Morgan Stanley	133,818	2,240,113
State Street Corp.	17,472	733,125
The Blackstone Group LP	88,642	1,265,808
		16,051,078
Commercial Banks - 2.2%
Banco Pine SA	167,873	1,217,281
Bank of Ireland (a)	21,903	2,722
CIT Group, Inc. (a)	83,639	3,294,540
Comerica, Inc.	38,302	1,189,277
Commercial Bank of Qatar GDR (Reg. S)	158,703	649,449
Guaranty Trust Bank PLC GDR (Reg. S)	129,350	801,970
KeyCorp	157,255	1,374,409
M&T Bank Corp.	18,816	1,790,531
Regions Financial Corp.	287,762	2,074,764
U.S. Bancorp	202,649	6,950,861
Wells Fargo & Co.	643,616	22,224,060
		41,569,864
Consumer Finance - 0.3%
Capital One Financial Corp.	106,173	6,052,923
International Personal Finance PLC	72,770	352,174
		6,405,097
Diversified Financial Services - 1.5%
Citigroup, Inc.	341,564	11,175,974
CME Group, Inc.	43,600	2,498,280
JPMorgan Chase & Co.	227,867	9,224,056
PICO Holdings, Inc. (a)	275,021	6,275,979
		29,174,289
Insurance - 2.0%
AEGON NV	232,773	1,210,138
AFLAC, Inc.	56,843	2,721,643
Allied World Assurance Co. Holdings Ltd.	18,700	1,444,575
Assured Guaranty Ltd.	383,678	5,225,694
Berkshire Hathaway, Inc. Class B (a)	210,558	18,571,216
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,400	1,313,276
Lincoln National Corp.	30,951	748,705
MetLife, Inc.	154,148	5,311,940
Prudential Financial, Inc.	45,220	2,464,942
		39,012,129
Real Estate Investment Trusts - 1.0%
American Tower Corp.	37,989	2,712,035
Beni Stabili SpA SIIQ	2,441,274	1,286,235
CBL & Associates Properties, Inc.	212,240	4,529,202
Douglas Emmett, Inc.	76,700	1,769,469
Education Realty Trust, Inc.	184,100	2,006,690
Franklin Street Properties Corp.	77,600	859,032
Lexington Corporate Properties Trust	110,100	1,063,566
Prologis, Inc.	69,883	2,448,001
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
SL Green Realty Corp.	31,710	$ 2,539,020
Sovran Self Storage, Inc.	9,567	553,451
		19,766,701
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	283,691	5,222,751
Forest City Enterprises, Inc. Class A (a)	36,140	572,819
		5,795,570
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	101,600	1
WMI Holdings Corp. (a)	3,481	1,775
		1,776
TOTAL FINANCIALS		157,776,504
HEALTH CARE - 7.8%
Biotechnology - 2.4%
Alnylam Pharmaceuticals, Inc. (a)	114,200	2,145,818
Amgen, Inc.	81,900	6,905,808
ARIAD Pharmaceuticals, Inc. (a)	191,647	4,642,649
AVEO Pharmaceuticals, Inc. (a)	145,863	1,518,434
Biogen Idec, Inc. (a)	23,691	3,535,408
Biovitrum AB (a)	303,551	1,700,566
Dynavax Technologies Corp. (a)	600,892	2,860,246
Gentium SpA sponsored ADR (a)	60,298	598,759
Gilead Sciences, Inc. (a)	78,396	5,200,007
Grifols SA ADR	90,798	2,072,918
Infinity Pharmaceuticals, Inc. (a)	72,880	1,716,324
InterMune, Inc. (a)	101,641	911,720
Isis Pharmaceuticals, Inc. (a)	53,200	748,524
Merrimack Pharmaceuticals, Inc. (d)	67,500	633,150
NPS Pharmaceuticals, Inc. (a)	109,290	1,010,933
Synageva BioPharma Corp. (a)	23,676	1,265,009
Synta Pharmaceuticals Corp. (a)	1,300	9,906
Theravance, Inc. (a)	151,853	3,934,511
Thrombogenics NV (a)	52,816	2,116,224
Vertex Pharmaceuticals, Inc. (a)	9,500	531,525
ZIOPHARM Oncology, Inc. (a)(d)	351,670	1,916,602
		45,975,041
Health Care Equipment & Supplies - 0.5%
Alere, Inc.	2,771	54,007
Analogic Corp.	4,500	351,765
Baxter International, Inc.	11,159	672,441
Boston Scientific Corp. (a)	268,500	1,541,190
CareFusion Corp. (a)	21,100	599,029
Covidien PLC	37,168	2,208,523
Genmark Diagnostics, Inc. (a)	130,019	1,197,475
Nakanishi, Inc.	7,000	752,563
Opto Circuits India Ltd.	167,351	409,917

	Shares	Value
Sirona Dental Systems, Inc. (a)	34,900	$ 1,987,904
Syneron Medical Ltd. (a)	51,318	500,351
		10,275,165
Health Care Providers & Services - 2.1%
Accretive Health, Inc. (a)	179,484	2,003,041
Apollo Hospitals Enterprise Ltd. (a)	3,168	43,784
BioScrip, Inc. (a)	38,100	347,091
Brookdale Senior Living, Inc. (a)	345,942	8,032,773
Centene Corp. (a)	49,540	1,853,291
Chemed Corp.	21,325	1,477,609
CIGNA Corp.	89,520	4,222,658
DaVita, Inc. (a)	23,129	2,396,396
Emeritus Corp. (a)	96,572	2,022,218
Express Scripts Holding Co. (a)	81,432	5,103,343
Humana, Inc.	16,100	1,129,415
McKesson Corp.	22,144	1,905,048
MEDNAX, Inc. (a)	9,635	717,326
Qualicorp SA (a)	139,800	1,365,416
UnitedHealth Group, Inc.	121,336	6,723,228
WellPoint, Inc.	28,151	1,633,040
		40,975,677
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	92,693	3,564,046
Charles River Laboratories International, Inc. (a)	34,328	1,359,389
		4,923,435
Pharmaceuticals - 2.6%
AVANIR Pharmaceuticals Class A (a)	259,900	831,680
Biodelivery Sciences International, Inc. (a)	79,859	504,709
Cadence Pharmaceuticals, Inc. (a)	628,546	2,463,900
Cardiome Pharma Corp. (a)	370,529	122,647
Elan Corp. PLC sponsored ADR (a)	261,003	2,797,952
Hi-Tech Pharmacal Co., Inc. (a)	12,200	403,942
Horizon Pharma, Inc. (d)	384,298	1,333,514
Horizon Pharma, Inc.	160,549	557,105
Horizon Pharma, Inc.:
warrants 2/28/17 (a)(h)	40,137	3,282
warrants 9/25/17 (a)	164,400	10,500
Impax Laboratories, Inc. (a)	49,252	1,278,582
Jazz Pharmaceuticals PLC (a)	26,680	1,521,027
Johnson & Johnson	210,441	14,501,489
Merck & Co., Inc.	328,245	14,803,850
Novo Nordisk A/S Series B	22,782	3,585,294
Valeant Pharmaceuticals International, Inc. (Canada) (a)	24,400	1,346,703
Watson Pharmaceuticals, Inc. (a)	31,121	2,650,264
XenoPort, Inc. (a)	109,735	1,257,563
		49,974,003
TOTAL HEALTH CARE		152,123,321
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.5%
GeoEye, Inc. (a)	191,060	$ 5,049,716
Honeywell International, Inc.	73,653	4,400,767
Meggitt PLC	467,424	2,980,690
Precision Castparts Corp.	16,967	2,771,390
Raytheon Co.	48,353	2,763,857
Textron, Inc.	130,639	3,418,823
Ultra Electronics Holdings PLC	31,765	790,955
United Technologies Corp.	91,828	7,189,214
		29,365,412
Air Freight & Logistics - 0.2%
FedEx Corp.	1,900	160,778
Pacer International, Inc. (a)	112,723	448,638
United Parcel Service, Inc. Class B	57,218	4,095,092
		4,704,508
Building Products - 0.4%
Armstrong World Industries, Inc.	14,742	683,587
Lennox International, Inc.	18,169	878,653
Owens Corning (a)	132,718	4,440,744
Quanex Building Products Corp.	86,319	1,626,250
		7,629,234
Commercial Services & Supplies - 0.5%
Corrections Corp. of America	75,152	2,513,834
Multiplus SA	87,800	1,754,051
Republic Services, Inc.	44,912	1,235,529
Steelcase, Inc. Class A	162,508	1,600,704
Swisher Hygiene, Inc. (a)	261,817	325,176
Swisher Hygiene, Inc. (Canada) (a)	230,900	318,642
The Geo Group, Inc.	17,901	495,321
US Ecology, Inc.	33,569	724,419
		8,967,676
Construction & Engineering - 0.7%
AECOM Technology Corp. (a)	97,499	2,063,079
Fluor Corp.	59,825	3,366,951
Foster Wheeler AG (a)	222,406	5,328,848
MasTec, Inc. (a)	115,346	2,272,316
Quanta Services, Inc. (a)	3,000	74,100
		13,105,294
Electrical Equipment - 1.0%
Alstom SA	61,147	2,143,972
AMETEK, Inc.	52,175	1,849,604
Emerson Electric Co.	83,371	4,024,318
GrafTech International Ltd. (a)	131,651	1,183,542
Hubbell, Inc. Class B	15,596	1,259,221
Prysmian SpA	134,600	2,400,792
Regal-Beloit Corp.	58,551	4,126,674
Roper Industries, Inc.	13,100	1,439,559
		18,427,682

	Shares	Value
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	7,491	$ 388,933
General Electric Co.	544,628	12,368,502
Reunert Ltd.	85,785	710,666
		13,468,101
Machinery - 1.5%
Actuant Corp. Class A	82,425	2,359,004
Colfax Corp. (a)	35,676	1,308,239
Cummins, Inc.	27,226	2,510,509
Dover Corp.	21,469	1,277,191
Fiat Industrial SpA	481,687	4,707,433
GEA Group AG	19,153	579,503
Illinois Tool Works, Inc.	48,352	2,875,493
Ingersoll-Rand PLC	91,232	4,089,018
Manitowoc Co., Inc.	183,874	2,452,879
Oshkosh Truck Corp. (a)	21,718	595,725
Stanley Black & Decker, Inc.	51,482	3,925,503
Timken Co.	33,409	1,241,478
Valmont Industries, Inc.	10,073	1,324,600
		29,246,575
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	218,600	310,412
Professional Services - 0.2%
CRA International, Inc. (a)	14,457	249,817
Michael Page International PLC	5,559	31,939
Randstad Holding NV	73,880	2,455,610
Robert Half International, Inc.	48,249	1,284,871
		4,022,237
Road & Rail - 0.5%
CSX Corp.	3,200	66,400
J.B. Hunt Transport Services, Inc.	25,800	1,342,632
Norfolk Southern Corp.	22,200	1,412,586
Union Pacific Corp.	60,925	7,231,798
Universal Truckload Services, Inc.	35,590	568,372
		10,621,788
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co.	85,587	920,916
Rush Enterprises, Inc. Class A (a)	51,575	993,335
Watsco, Inc.	25,562	1,937,344
		3,851,595
TOTAL INDUSTRIALS		143,720,514
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.2%
Brocade Communications Systems, Inc. (a)	241,597	1,429,046
Cisco Systems, Inc.	488,445	9,324,415
Motorola Solutions, Inc.	47,188	2,385,353
Polycom, Inc. (a)	161,608	1,595,071
QUALCOMM, Inc.	68,908	4,306,061
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Riverbed Technology, Inc. (a)	126,500	$ 2,943,655
ViaSat, Inc. (a)	51,962	1,942,340
		23,925,941
Computers & Peripherals - 3.7%
Apple, Inc.	102,636	68,484,888
Gemalto NV	27,923	2,456,154
Lexmark International, Inc. Class A	25,600	569,600
		71,510,642
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	63,399	2,137,180
Avnet, Inc. (a)	105,871	3,079,787
Corning, Inc.	317,548	4,175,756
Flextronics International Ltd. (a)	112,471	674,826
Jabil Circuit, Inc.	66,568	1,246,153
Molex, Inc.	56,949	1,496,620
TE Connectivity Ltd.	68,017	2,313,258
Tech Data Corp. (a)	15,867	718,775
		15,842,355
Internet Software & Services - 1.4%
Baidu.com, Inc. sponsored ADR (a)	14,000	1,635,480
Cornerstone OnDemand, Inc. (a)	16,857	516,836
Demandware, Inc.	20,654	655,765
E2open, Inc.	3,100	42,098
eBay, Inc. (a)	51,020	2,469,878
Facebook, Inc. Class B (a)(h)	61,519	1,198,698
Google, Inc. Class A (a)	24,265	18,307,943
Mail.ru Group Ltd. GDR (Reg. S)	36,700	1,225,413
QuinStreet, Inc. (a)	106,692	895,146
Velti PLC (a)	134,000	1,121,580
		28,068,837
IT Services - 2.4%
Accenture PLC Class A	64,063	4,486,332
Acxiom Corp. (a)	17,726	323,854
Amdocs Ltd.	41,964	1,384,392
Cognizant Technology Solutions Corp. Class A (a)	94,734	6,623,801
EPAM Systems, Inc.	70,500	1,335,270
ExlService Holdings, Inc. (a)	54,847	1,617,987
Fidelity National Information Services, Inc.	82,060	2,561,913
Fiserv, Inc. (a)	40,235	2,978,597
Global Payments, Inc.	8,800	368,104
Heartland Payment Systems, Inc.	19,339	612,660
IBM Corp.	9,069	1,881,364
Jack Henry & Associates, Inc.	5,985	226,832
MasterCard, Inc. Class A	6,477	2,924,236
Sapient Corp. (a)	26,300	280,358
ServiceSource International, Inc. (a)	186,864	1,917,225
Total System Services, Inc.	5,600	132,720
Unisys Corp. (a)	184,330	3,837,751

	Shares	Value
Virtusa Corp. (a)	52,181	$ 927,256
Visa, Inc. Class A	83,460	11,207,009
		45,627,661
Office Electronics - 0.2%
Xerox Corp.	477,539	3,505,136
Semiconductors & Semiconductor Equipment - 2.7%
Altera Corp.	2,600	88,361
Analog Devices, Inc.	71,160	2,788,760
Applied Micro Circuits Corp. (a)	56,990	288,369
ASAT Holdings Ltd. (a)	1,762	0
ASML Holding NV	169,459	9,096,559
Avago Technologies Ltd.	88,922	3,100,266
Cirrus Logic, Inc. (a)	93,068	3,572,881
Cymer, Inc. (a)	90,565	4,624,249
Entropic Communications, Inc. (a)	27,751	161,511
Freescale Semiconductor Holdings I Ltd. (a)	279,131	2,654,536
LTX-Credence Corp. (a)	445,677	2,562,643
MagnaChip Semiconductor Corp. (a)	57,455	677,969
Maxim Integrated Products, Inc.	106,557	2,836,547
Micron Technology, Inc. (a)	252,578	1,511,679
Monolithic Power Systems, Inc. (a)	62,510	1,234,573
NXP Semiconductors NV (a)	176,380	4,411,264
ON Semiconductor Corp. (a)	133,304	822,486
RF Micro Devices, Inc. (a)	648,667	2,562,235
Samsung Electronics Co. Ltd.	3,551	4,291,797
Skyworks Solutions, Inc. (a)	166,495	3,923,455
Spansion, Inc. Class A	67,406	803,480
		52,013,620
Software - 1.2%
Adobe Systems, Inc. (a)	26,200	850,452
Autodesk, Inc. (a)	31,900	1,064,503
Check Point Software Technologies Ltd. (a)	31,770	1,530,043
Citrix Systems, Inc. (a)	64,330	4,925,748
Comverse Technology, Inc. (a)	600,992	3,696,101
Electronic Arts, Inc. (a)	59,799	758,849
Ellie Mae, Inc. (a)	5,000	136,150
Informatica Corp. (a)	1,900	66,139
JDA Software Group, Inc. (a)	33,364	1,060,308
Nuance Communications, Inc. (a)	62,924	1,566,178
Opnet Technologies, Inc.	30,018	1,022,713
Oracle Corp.	160,477	5,053,421
VMware, Inc. Class A (a)	19,100	1,847,734
		23,578,339
TOTAL INFORMATION TECHNOLOGY		264,072,531
MATERIALS - 2.7%
Chemicals - 1.1%
Albemarle Corp.	19,300	1,016,724
Ashland, Inc.	25,994	1,861,170
Clariant AG (Reg.)	286,166	3,404,782
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co.	7,500	$ 427,575
Kraton Performance Polymers, Inc. (a)	30,200	788,220
LyondellBasell Industries NV Class A	30,166	1,558,376
Monsanto Co.	7,600	691,752
PetroLogistics LP	181,572	2,354,989
Praxair, Inc.	6,600	685,608
Spartech Corp. (a)	235,140	1,257,999
The Mosaic Co.	12,818	738,445
W.R. Grace & Co. (a)	128,974	7,619,784
		22,405,424
Construction Materials - 0.1%
HeidelbergCement Finance AG	17,890	937,284
Lafarge SA (Bearer)	12,500	673,206
		1,610,490
Containers & Packaging - 0.2%
Nampak Ltd.	438,145	1,505,581
Rock-Tenn Co. Class A	21,622	1,560,676
		3,066,257
Metals & Mining - 1.3%
Agnico-Eagle Mines Ltd. (Canada)	29,300	1,519,988
Avion Gold Corp. (a)	470,900	383,196
Avion Gold Corp. (a)(e)	39,600	32,225
Commercial Metals Co.	200,265	2,643,498
Copper Mountain Mining Corp. (a)	76,600	262,580
First Quantum Minerals Ltd.	46,900	999,446
Freeport-McMoRan Copper & Gold, Inc.	69,356	2,745,110
Goldcorp, Inc.	61,100	2,805,466
Iluka Resources Ltd.	76,369	786,630
Newcrest Mining Ltd.	49,059	1,482,903
Randgold Resources Ltd. sponsored ADR	47,158	5,800,434
Reliance Steel & Aluminum Co.	9,657	505,544
Turquoise Hill Resources Ltd. (a)	580,091	4,938,828
		24,905,848
Paper & Forest Products - 0.0%
International Paper Co.	1,900	69,008
TOTAL MATERIALS		52,057,027
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	92,451	3,735,020
Frontier Communications Corp. (d)	171,880	842,212
PT Telkomunikasi Indonesia Tbk sponsored ADR	43,486	1,692,910
		6,270,142

	Shares	Value
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	3,000	$ 192,300
SBA Communications Corp. Class A (a)	80,298	5,050,744
		5,243,044
TOTAL TELECOMMUNICATION SERVICES		11,513,186
UTILITIES - 1.7%
Electric Utilities - 0.9%
Edison International	63,005	2,878,698
ITC Holdings Corp.	25,854	1,954,045
NextEra Energy, Inc.	84,273	5,926,920
Northeast Utilities	117,941	4,508,884
OGE Energy Corp.	6,995	387,943
Pinnacle West Capital Corp.	12,488	659,366
		16,315,856
Gas Utilities - 0.0%
Atmos Energy Corp.	17,300	619,167
Independent Power Producers & Energy Traders - 0.2%
The AES Corp.	414,287	4,544,728
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	40,817	869,402
CMS Energy Corp.	26,195	616,892
PG&E Corp.	109,595	4,676,419
Sempra Energy	69,527	4,483,796
		10,646,509
TOTAL UTILITIES		32,126,260
TOTAL COMMON STOCKS (Cost $1,051,944,646)		1,219,732,723
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
KaloBios Pharmaceuticals, Inc. Series E (h)	227,000	771,800
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	13,700	851,181
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
TOTAL INFORMATION TECHNOLOGY		851,181
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,689,521)		1,622,981
Convertible Bonds - 0.5%
	Principal Amount	Value
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (e)	$ 620,000	$ 585,513
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (h)	1,162,000	887,129
TOTAL ENERGY		1,472,642
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	2,396,000	651,413
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Exelixis, Inc. 4.25% 8/15/19	1,600,000	1,702,400
INDUSTRIALS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (h)	516,700	516,700
MATERIALS - 0.2%
Metals & Mining - 0.2%
Ivanplats Ltd.:
8% 11/10/14 pay-in-kind (f)(h)	4,002,000	4,150,474
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	540,000	389,138
TOTAL CONVERTIBLE BONDS (Cost $9,637,149)		8,882,767
Fixed-Income Funds - 29.1%
	Shares
Fidelity High Income Central Fund 2 (g)	850,542	97,642,235
Fidelity VIP Investment Grade Central Fund (g)	4,199,787	466,386,357
TOTAL FIXED-INCOME FUNDS (Cost $509,769,114)		564,028,592
Money Market Funds - 7.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	144,157,541	$ 144,157,541
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	8,150,934	8,150,934
TOTAL MONEY MARKET FUNDS (Cost $152,308,475)		152,308,475
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,725,348,905)		1,946,575,538
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,894,457)
NET ASSETS - 100%		$ 1,939,681,081
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,727,172 or 0.2% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,554,282 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 1,162,000
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 516,700
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,538,390
Halcon Resources Corp.	3/1/12	$ 1,260,000
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 5,017
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11 - 3/28/12	$ 4,045,563
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 771,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 66,408
Fidelity High Income Central Fund 2	4,726,650
Fidelity Securities Lending Cash Central Fund	340,232
Fidelity VIP Investment Grade Central Fund	9,754,309
Total	$ 14,887,599
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 86,450,004	$ 4,726,650	$ -	$ 97,642,235	13.0%
Fidelity VIP Investment Grade Central Fund	441,409,699	10,814,312	-	466,386,357	10.9%
Total	$ 527,859,703	$ 15,540,962	$ -	$ 564,028,592
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 150,692,521	$ 150,692,519	$ -	$ 2
Consumer Staples	114,386,851	111,749,512	2,637,339	-
Energy	141,264,008	141,253,687	10,321	-
Financials	157,776,504	156,563,643	1,212,860	1
Health Care	152,895,121	148,524,245	3,599,076	771,800
Industrials	143,720,514	143,395,338	325,176	-
Information Technology	264,923,712	263,725,014	1,198,698	-
Materials	52,057,027	52,057,027	-	-
Telecommunication Services	11,513,186	11,513,186	-	-
Utilities	32,126,260	32,126,260	-	-
Corporate Bonds	8,882,767	-	4,215,593	4,667,174
Fixed-Income Funds	564,028,592	564,028,592	-	-
Money Market Funds	152,308,475	152,308,475	-	-
Total Investments in Securities:	$ 1,946,575,538	$ 1,927,937,498	$ 13,199,063	$ 5,438,977
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $1,724,714,301. Net unrealized appreciation aggregated $221,861,237, of which $309,305,119 related to appreciated investment securities and $87,443,882 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

September 30, 2012

1.808777.108

VIPDCA-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 29.2%
Auto Components - 0.3%
Johnson Controls, Inc.	9,226	$ 252,792
Automobiles - 1.0%
Fiat SpA	17,100	91,238
Harley-Davidson, Inc.	11,697	495,602
Renault SA	2,300	107,939
		694,779
Hotels, Restaurants & Leisure - 5.5%
Accor SA	2,900	96,725
InterContinental Hotel Group PLC ADR	7,072	185,640
Las Vegas Sands Corp.	24,715	1,146,035
Paddy Power PLC (Ireland)	16,142	1,197,509
Starbucks Corp.	19,466	987,900
Wyndham Worldwide Corp.	7,477	392,393
		4,006,202
Household Durables - 2.6%
M.D.C. Holdings, Inc.	24,145	929,824
PulteGroup, Inc. (a)	61,504	953,312
		1,883,136
Internet & Catalog Retail - 0.2%
HSN, Inc.	3,700	181,485
Media - 5.1%
Cablevision Systems Corp. - NY Group Class A	12,833	203,403
Charter Communications, Inc. Class A (a)	7,522	564,677
Comcast Corp. Class A (special) (non-vtg.)	37,800	1,315,440
DIRECTV (a)	9,330	489,452
Discovery Communications, Inc. (a)	200	11,926
Interpublic Group of Companies, Inc.	105,878	1,177,363
		3,762,261
Specialty Retail - 10.8%
Bed Bath & Beyond, Inc. (a)	19,759	1,244,817
DSW, Inc. Class A	29,446	1,964,637
Express, Inc. (a)	27,345	405,253
Home Depot, Inc.	19,637	1,185,486
Limited Brands, Inc.	16,802	827,667
TJX Companies, Inc.	51,020	2,285,186
		7,913,046
Textiles, Apparel & Luxury Goods - 3.7%
Coach, Inc.	5,000	280,100
Oxford Industries, Inc.	9,484	535,372
Prada SpA	11,400	85,125
PVH Corp.	18,031	1,689,865
Salvatore Ferragamo Italia SpA	5,711	118,817
		2,709,279
TOTAL CONSUMER DISCRETIONARY		21,402,980

	Shares	Value
CONSUMER STAPLES - 8.9%
Food & Staples Retailing - 3.2%
Carrefour SA	11,700	$ 242,666
Wal-Mart Stores, Inc.	28,768	2,123,078
		2,365,744
Food Products - 0.4%
Mead Johnson Nutrition Co. Class A	3,586	262,782
Tobacco - 5.3%
Altria Group, Inc.	38,730	1,293,195
Lorillard, Inc.	17,760	2,068,152
Reynolds American, Inc.	12,553	544,047
		3,905,394
TOTAL CONSUMER STAPLES		6,533,920
ENERGY - 8.6%
Energy Equipment & Services - 1.0%
Cameron International Corp. (a)	13,545	759,468
Oil, Gas & Consumable Fuels - 7.6%
Alpha Natural Resources, Inc. (a)	47,965	315,130
Anadarko Petroleum Corp.	9,969	697,032
Apache Corp.	4,894	423,184
Concho Resources, Inc. (a)	4,908	465,033
Hess Corp.	16,063	862,904
Occidental Petroleum Corp.	18,990	1,634,279
Pioneer Natural Resources Co.	3,500	365,400
Rosetta Resources, Inc. (a)	4,100	196,390
Suncor Energy, Inc.	18,200	598,706
		5,558,058
TOTAL ENERGY		6,317,526
FINANCIALS - 7.0%
Capital Markets - 2.6%
Charles Schwab Corp.	12,800	163,712
Goldman Sachs Group, Inc.	4,063	461,882
Morgan Stanley	41,806	699,832
T. Rowe Price Group, Inc.	3,865	244,655
UBS AG	29,260	356,292
		1,926,373
Commercial Banks - 1.6%
Banco Bilbao Vizcaya Argentaria SA	22,200	174,666
Banco Santander SA (Spain)	23,391	174,600
BNP Paribas SA	6,400	304,135
Intesa Sanpaolo SpA	56,800	86,348
Lloyds Banking Group PLC (a)	292,600	184,238
Societe Generale Series A (a)	8,215	233,303
		1,157,290
Diversified Financial Services - 1.7%
Citigroup, Inc.	31,300	1,024,136
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	2,887	$ 165,425
London Stock Exchange Group PLC	3,417	52,033
		1,241,594
Real Estate Management & Development - 1.1%
Altisource Portfolio Solutions SA (a)	986	85,043
CBRE Group, Inc. (a)	37,362	687,834
		772,877
TOTAL FINANCIALS		5,098,134
HEALTH CARE - 10.3%
Biotechnology - 9.7%
Alexion Pharmaceuticals, Inc. (a)	4,229	483,798
Amgen, Inc.	29,676	2,502,280
ARIAD Pharmaceuticals, Inc. (a)	11,248	272,483
Biogen Idec, Inc. (a)	14,008	2,090,414
Gilead Sciences, Inc. (a)	12,772	847,167
Onyx Pharmaceuticals, Inc. (a)	5,967	504,212
Regeneron Pharmaceuticals, Inc. (a)	2,759	421,189
		7,121,543
Pharmaceuticals - 0.6%
Elan Corp. PLC sponsored ADR (a)	38,298	410,555
TOTAL HEALTH CARE		7,532,098
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.6%
Textron, Inc.	43,662	1,142,635
Airlines - 6.1%
Delta Air Lines, Inc. (a)	65,221	597,424
United Continental Holdings, Inc. (a)	147,485	2,875,958
US Airways Group, Inc. (a)(d)	95,911	1,003,229
		4,476,611
Construction & Engineering - 0.2%
Fluor Corp.	3,131	176,213
Electrical Equipment - 0.2%
Alstom SA	5,266	184,640
Industrial Conglomerates - 2.5%
General Electric Co.	70,802	1,607,913
Koninklijke Philips Electronics NV	9,400	219,466
		1,827,379
Road & Rail - 0.8%
Union Pacific Corp.	5,070	601,809

	Shares	Value
Trading Companies & Distributors - 0.5%
WESCO International, Inc. (a)	5,942	$ 339,882
TOTAL INDUSTRIALS		8,749,169
INFORMATION TECHNOLOGY - 14.7%
Computers & Peripherals - 6.1%
Apple, Inc.	6,708	4,475,979
Internet Software & Services - 7.2%
eBay, Inc. (a)	36,004	1,742,954
Google, Inc. Class A (a)	3,144	2,372,148
VeriSign, Inc. (a)	24,063	1,171,627
		5,286,729
IT Services - 0.8%
Visa, Inc. Class A	4,105	551,219
Software - 0.6%
Autodesk, Inc. (a)	3,526	117,663
FactSet Research Systems, Inc.	3,209	309,412
		427,075
TOTAL INFORMATION TECHNOLOGY		10,741,002
MATERIALS - 3.4%
Chemicals - 1.4%
Monsanto Co.	7,611	692,753
Syngenta AG (Switzerland)	820	306,748
		999,501
Metals & Mining - 2.0%
ArcelorMittal SA Class A unit	12,900	186,276
Cliffs Natural Resources, Inc.	8,161	319,340
Goldcorp, Inc.	5,800	266,313
Newmont Mining Corp.	4,085	228,801
Royal Gold, Inc.	2,911	290,692
Walter Energy, Inc.	6,530	211,964
		1,503,386
TOTAL MATERIALS		2,502,887
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Iliad SA	1,638	266,692
Telecom Italia SpA	234,100	235,166
Telefonica SA	11,703	156,418
		658,276
UTILITIES - 0.5%
Multi-Utilities - 0.5%
Sempra Energy	5,300	341,797
TOTAL COMMON STOCKS (Cost $61,680,900)		69,877,789
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	3,590,093	$ 3,590,093
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	255,850	255,850
TOTAL MONEY MARKET FUNDS (Cost $3,845,943)		3,845,943
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $65,526,843)		73,723,732
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(508,913)
NET ASSETS - 100%		$ 73,214,819
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,186
Fidelity Securities Lending Cash Central Fund	14,128
Total	$ 20,314
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,402,980	$ 21,402,980	$ -	$ -
Consumer Staples	6,533,920	6,533,920	-	-
Energy	6,317,526	6,317,526	-	-
Financials	5,098,134	4,208,338	889,796	-
Health Care	7,532,098	7,532,098	-	-
Industrials	8,749,169	8,529,703	219,466	-
Information Technology	10,741,002	10,741,002	-	-
Materials	2,502,887	2,196,139	306,748	-
Telecommunication Services	658,276	266,692	391,584	-
Utilities	341,797	341,797	-	-
Money Market Funds	3,845,943	3,845,943	-	-
Total Investments in Securities:	$ 73,723,732	$ 71,916,138	$ 1,807,594	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $65,777,437. Net unrealized appreciation aggregated $7,946,295, of which $12,206,073 related to appreciated investment securities and $4,259,778 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

September 30, 2012

1.808773.108

VIPGI-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.5%
Gentex Corp.	123,627	$ 2,102,895
Johnson Controls, Inc.	68,423	1,874,790
		3,977,685
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	31,964	2,337,597
Distributors - 0.1%
Genuine Parts Co.	3,600	219,708
LKQ Corp. (a)	31,700	586,450
		806,158
Diversified Consumer Services - 0.1%
Strayer Education, Inc.	16,560	1,065,636
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	90,640	8,316,220
Yum! Brands, Inc.	25,293	1,677,938
		9,994,158
Household Durables - 1.0%
Lennar Corp. Class A	26,893	935,070
Ryland Group, Inc.	108,044	3,241,320
Toll Brothers, Inc. (a)	113,328	3,765,889
		7,942,279
Leisure Equipment & Products - 0.4%
Hasbro, Inc. (d)	81,472	3,109,786
Media - 5.2%
Comcast Corp. Class A (special) (non-vtg.)	473,991	16,494,887
The Walt Disney Co.	67,682	3,538,415
Thomson Reuters Corp.	66,000	1,907,965
Time Warner Cable, Inc.	24,444	2,323,647
Time Warner, Inc.	313,359	14,204,563
Viacom, Inc. Class B (non-vtg.)	69,522	3,725,684
		42,195,161
Multiline Retail - 1.5%
Target Corp.	188,840	11,985,675
Specialty Retail - 1.9%
Lowe's Companies, Inc.	448,118	13,551,088
Staples, Inc.	192,008	2,211,932
		15,763,020
TOTAL CONSUMER DISCRETIONARY		99,177,155
CONSUMER STAPLES - 11.5%
Beverages - 3.5%
Britvic PLC	52,300	307,497
Dr Pepper Snapple Group, Inc.	126,961	5,653,573
Molson Coors Brewing Co. Class B	18,100	815,405
PepsiCo, Inc.	136,264	9,643,403
The Coca-Cola Co.	319,218	12,107,939
		28,527,817

	Shares	Value
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	93,264	$ 4,515,843
Safeway, Inc.	84,587	1,361,005
Walgreen Co.	273,751	9,975,486
		15,852,334
Food Products - 0.7%
Kellogg Co.	109,015	5,631,715
Household Products - 3.5%
Colgate-Palmolive Co.	15,253	1,635,427
Kimberly-Clark Corp.	105,415	9,042,499
Procter & Gamble Co.	251,541	17,446,884
		28,124,810
Tobacco - 1.9%
British American Tobacco PLC sponsored ADR	97,400	9,997,136
Lorillard, Inc.	46,886	5,459,875
		15,457,011
TOTAL CONSUMER STAPLES		93,593,687
ENERGY - 12.1%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	2,900	158,224
Exterran Partners LP	34,858	751,538
Fugro NV (Certificaten Van Aandelen) unit	3,211	218,364
Halliburton Co.	167,794	5,652,980
Pason Systems, Inc.	19,000	317,150
Schlumberger Ltd.	43,280	3,130,442
		10,228,698
Oil, Gas & Consumable Fuels - 10.9%
Apache Corp.	23,938	2,069,919
ARC Resources Ltd. (d)	58,700	1,427,047
Atlas Pipeline Partners, LP	37,924	1,293,208
Bonavista Energy Corp. (d)	40,300	714,914
BP PLC sponsored ADR	95,287	4,036,357
Canadian Natural Resources Ltd.	63,600	1,962,148
Chevron Corp.	239,049	27,863,551
Exxon Mobil Corp.	221,560	20,261,662
Legacy Reserves LP	13,402	386,380
Markwest Energy Partners LP	30,768	1,674,395
Occidental Petroleum Corp.	58,734	5,054,648
Penn West Petroleum Ltd. (d)	109,000	1,551,124
Royal Dutch Shell PLC Class A (United Kingdom)	283,935	9,840,057
Suncor Energy, Inc.	194,000	6,381,813
The Williams Companies, Inc.	105,810	3,700,176
		88,217,399
TOTAL ENERGY		98,446,097
Common Stocks - continued
	Shares	Value
FINANCIALS - 17.2%
Capital Markets - 3.7%
Apollo Investment Corp.	45,076	$ 354,748
Ashmore Group PLC	262,792	1,444,934
BlackRock, Inc. Class A	12,100	2,157,430
Charles Schwab Corp.	567,972	7,264,362
Greenhill & Co., Inc. (d)	35,988	1,862,379
KKR & Co. LP	243,541	3,679,905
Morgan Stanley	344,784	5,771,684
Northern Trust Corp.	86,117	3,997,121
TD Ameritrade Holding Corp.	114,887	1,765,813
The Blackstone Group LP	152,085	2,171,774
		30,470,150
Commercial Banks - 5.7%
BB&T Corp.	43,758	1,451,015
City National Corp.	21,156	1,089,746
Comerica, Inc.	23,728	736,754
First Niagara Financial Group, Inc.	53,945	436,415
Standard Chartered PLC (United Kingdom)	42,936	970,663
SunTrust Banks, Inc.	191,451	5,412,320
U.S. Bancorp	258,429	8,864,115
Wells Fargo & Co.	780,384	26,946,660
		45,907,688
Diversified Financial Services - 6.2%
Citigroup, Inc.	323,754	10,593,231
CME Group, Inc.	74,400	4,263,120
JPMorgan Chase & Co.	754,227	30,531,109
KKR Financial Holdings LLC	504,690	5,072,135
		50,459,595
Insurance - 1.0%
MetLife, Inc.	119,636	4,122,657
MetLife, Inc. unit (a)	48,600	3,360,690
Prudential Financial, Inc.	9,375	511,031
		7,994,378
Real Estate Investment Trusts - 0.4%
Digital Realty Trust, Inc.	17,000	1,187,450
PennyMac Mortgage Investment Trust	5,500	128,535
Sun Communities, Inc.	38,369	1,692,840
		3,008,825
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (e)	29,300	586,000
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	24,848	38,017
Radian Group, Inc.	192,700	836,318
		874,335
TOTAL FINANCIALS		139,300,971

	Shares	Value
HEALTH CARE - 11.0%
Biotechnology - 0.9%
Amgen, Inc.	87,004	$ 7,336,177
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	20,600	1,241,356
St. Jude Medical, Inc.	18,282	770,221
		2,011,577
Health Care Providers & Services - 2.1%
Aetna, Inc.	79,527	3,149,269
Cardinal Health, Inc.	18,189	708,825
McKesson Corp.	76,826	6,609,341
WellPoint, Inc.	115,054	6,674,283
		17,141,718
Health Care Technology - 0.2%
Quality Systems, Inc.	93,096	1,726,931
Life Sciences Tools & Services - 0.2%
QIAGEN NV (a)	68,785	1,273,210
Pharmaceuticals - 7.4%
Abbott Laboratories	86,900	5,957,864
AstraZeneca PLC sponsored ADR	41,200	1,971,832
Cardiome Pharma Corp. (a)	131,835	43,638
Eli Lilly & Co.	88,570	4,199,104
GlaxoSmithKline PLC sponsored ADR	87,600	4,050,624
Johnson & Johnson	191,159	13,172,767
Merck & Co., Inc.	352,062	15,877,996
Novartis AG sponsored ADR	26,343	1,613,772
Pfizer, Inc.	406,500	10,101,525
Sanofi SA	19,595	1,676,871
Teva Pharmaceutical Industries Ltd. sponsored ADR	25,409	1,052,187
		59,718,180
TOTAL HEALTH CARE		89,207,793
INDUSTRIALS - 12.8%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	47,397	2,831,971
Raytheon Co.	66,672	3,810,972
Rockwell Collins, Inc.	104,597	5,610,583
The Boeing Co.	69,900	4,866,438
United Technologies Corp.	79,939	6,258,424
		23,378,388
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	48,979	2,867,720
United Parcel Service, Inc. Class B	102,787	7,356,466
		10,224,186
Building Products - 0.5%
Compagnie de St. Gobain	11,400	400,446
Owens Corning (a)	99,297	3,322,478
		3,722,924
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.8%
Aggreko PLC	11,990	$ 447,830
Interface, Inc.	131,580	1,738,172
Republic Services, Inc.	145,270	3,996,378
		6,182,380
Electrical Equipment - 0.4%
Emerson Electric Co.	49,154	2,372,664
Hubbell, Inc. Class B	8,100	653,994
Rockwell Automation, Inc.	5,723	398,035
		3,424,693
Industrial Conglomerates - 3.5%
Danaher Corp.	75,204	4,147,501
DCC PLC (Ireland)	17,300	497,983
General Electric Co.	921,459	20,926,334
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	133,692	3,135,077
		28,706,895
Machinery - 1.8%
Briggs & Stratton Corp.	31,020	579,143
Cummins, Inc.	8,500	783,785
Douglas Dynamics, Inc.	124,682	1,844,047
Graco, Inc.	15,730	790,904
Illinois Tool Works, Inc.	18,391	1,093,713
Ingersoll-Rand PLC	92,043	4,125,367
Lincoln Electric Holdings, Inc.	8,777	342,742
Schindler Holding AG (participation certificate)	7,455	916,319
Stanley Black & Decker, Inc.	54,312	4,141,290
		14,617,310
Marine - 0.2%
Irish Continental Group PLC unit	19,000	435,581
Kuehne & Nagel International AG	10,635	1,200,890
		1,636,471
Professional Services - 0.6%
Amadeus Fire AG	9,844	444,332
Bureau Veritas SA	23,508	2,414,300
Michael Page International PLC	360,167	2,069,325
		4,927,957
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	35,040	1,823,482
Kansas City Southern	7,730	585,779
Ryder System, Inc.	18,384	718,079
		3,127,340
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	8,055	1,678,420
Watsco, Inc.	25,061	1,899,373
		3,577,793
TOTAL INDUSTRIALS		103,526,337

	Shares	Value
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.5%
Cisco Systems, Inc.	411,285	$ 7,851,431
QUALCOMM, Inc.	65,226	4,075,973
		11,927,404
Computers & Peripherals - 5.9%
Apple, Inc.	64,050	42,737,998
EMC Corp. (a)	138,167	3,767,814
Hewlett-Packard Co.	105,600	1,801,536
		48,307,348
Electronic Equipment & Components - 0.0%
Arrow Electronics, Inc. (a)	9,800	330,358
Internet Software & Services - 2.0%
Google, Inc. Class A (a)	21,269	16,047,461
IT Services - 5.7%
Cognizant Technology Solutions Corp. Class A (a)	49,886	3,488,029
Fidelity National Information Services, Inc.	126,444	3,947,582
IBM Corp.	19,250	3,993,413
MasterCard, Inc. Class A	20,411	9,215,158
Paychex, Inc.	375,110	12,487,412
The Western Union Co.	299,438	5,455,760
Total System Services, Inc.	31,100	737,070
Visa, Inc. Class A	52,091	6,994,779
		46,319,203
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.	37,362	1,464,217
Software - 2.4%
Microsoft Corp.	538,556	16,038,198
Oracle Corp.	23,717	746,848
Royalblue Group PLC	62,952	1,495,343
Symantec Corp. (a)	57,600	1,036,800
		19,317,189
TOTAL INFORMATION TECHNOLOGY		143,713,180
MATERIALS - 1.1%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	19,900	1,645,730
Airgas, Inc.	15,800	1,300,340
E.I. du Pont de Nemours & Co.	30,518	1,534,140
Syngenta AG (Switzerland)	8,674	3,244,791
The Dow Chemical Co.	37,395	1,082,959
		8,807,960
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	67,057	3,055,787
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	207,238	$ 5,905,247
TOTAL TELECOMMUNICATION SERVICES		8,961,034
UTILITIES - 1.9%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	27,013	1,186,951
Duke Energy Corp.	12,190	789,912
FirstEnergy Corp.	106,306	4,688,095
ITC Holdings Corp.	7,850	593,303
NextEra Energy, Inc.	22,453	1,579,119
PPL Corp.	44,619	1,296,182
		10,133,562
Multi-Utilities - 0.6%
National Grid PLC	180,690	1,993,166
PG&E Corp.	38,669	1,650,006
Sempra Energy	24,791	1,598,772
		5,241,944
TOTAL UTILITIES		15,375,506
TOTAL COMMON STOCKS (Cost $673,365,714)		800,109,720
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.8%
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.6%
Alere, Inc. 3.00%	20,677	4,194,743
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	15,500	869,550
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	16,000	877,760
TOTAL CONVERTIBLE PREFERRED STOCKS		5,942,053
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	17,690	3,226,883
TOTAL PREFERRED STOCKS (Cost $9,627,377)		9,168,936
Corporate Bonds - 0.2%
	Principal Amount	Value
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (e)	$ 793,000	$ 605,416
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc. 5.625% 2/15/13	1,145,000	1,122,100
TOTAL CORPORATE BONDS (Cost $1,819,643)		1,727,516
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	397,198	397,198
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	7,875,485	7,875,485
TOTAL MONEY MARKET FUNDS (Cost $8,272,683)		8,272,683
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $693,085,417)		819,278,855
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(7,736,929)
NET ASSETS - 100%		811,541,926
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,191,416 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 793,000
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 8/3/12	$ 586,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,090
Fidelity Securities Lending Cash Central Fund	118,689
Total	$ 120,779
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 102,404,038	$ 102,404,038	$ -	$ -
Consumer Staples	93,593,687	93,593,687	-	-
Energy	98,446,097	88,606,040	9,840,057	-
Financials	139,300,971	135,354,281	3,360,690	586,000
Health Care	93,402,536	91,725,665	1,676,871	-
Industrials	104,395,887	104,395,887	-	-
Information Technology	143,713,180	143,713,180	-	-
Materials	8,807,960	5,563,169	3,244,791	-
Telecommunication Services	8,961,034	8,961,034	-	-
Utilities	16,253,266	13,382,340	2,870,926	-
Corporate Bonds	1,727,516	-	1,727,516	-
Money Market Funds	8,272,683	8,272,683	-	-
Total Investments in Securities:	$ 819,278,855	$ 795,972,004	$ 22,720,851	$ 586,000
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $697,063,326. Net unrealized appreciation aggregated $122,215,529, of which $150,821,487 related to appreciated investment securities and $28,605,958 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

September 30, 2012

1.808783.108

VIPGRO-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.2%
Tenneco, Inc. (a)	25,900	$ 725,200
Automobiles - 0.1%
Tesla Motors, Inc. (a)	21,200	620,736
Hotels, Restaurants & Leisure - 3.5%
Arcos Dorados Holdings, Inc.	46,200	712,866
BJ's Restaurants, Inc. (a)	39,400	1,786,790
Buffalo Wild Wings, Inc. (a)	7,200	617,328
Chipotle Mexican Grill, Inc. (a)	5,400	1,714,716
Chuys Holdings, Inc.	16,000	392,320
Dunkin' Brands Group, Inc.	30,900	902,126
Hyatt Hotels Corp. Class A (a)	14,500	582,175
Las Vegas Sands Corp.	43,764	2,029,337
McDonald's Corp.	27,900	2,559,825
Starbucks Corp.	44,100	2,238,075
Starwood Hotels & Resorts Worldwide, Inc.	27,200	1,576,512
The Cheesecake Factory, Inc.	13,100	468,325
		15,580,395
Household Durables - 2.1%
iRobot Corp. (a)	10,600	241,256
Lennar Corp. Class A (d)	149,600	5,201,592
SodaStream International Ltd. (a)	16,600	650,222
Tempur-Pedic International, Inc. (a)	6,000	179,340
Toll Brothers, Inc. (a)	72,800	2,419,144
Tupperware Brands Corp.	11,300	605,567
		9,297,121
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	23,000	5,849,360
Kayak Software Corp.	400	14,132
Priceline.com, Inc. (a)	600	371,238
TripAdvisor, Inc.	9,300	306,249
		6,540,979
Media - 1.5%
Comcast Corp. Class A	19,500	697,515
DIRECTV (a)	32,800	1,720,688
DreamWorks Animation SKG, Inc. Class A (a)	10,700	205,761
IMAX Corp. (a)	83,500	1,662,485
Lions Gate Entertainment Corp. (a)(d)	53,400	815,418
The Walt Disney Co.	29,300	1,531,804
		6,633,671
Multiline Retail - 0.8%
JCPenney Co., Inc. (d)	79,650	1,934,699
Target Corp.	27,400	1,739,078
		3,673,777
Specialty Retail - 2.6%
Abercrombie & Fitch Co. Class A	14,700	498,624
Bed Bath & Beyond, Inc. (a)	13,100	825,300
DSW, Inc. Class A	13,200	880,704

	Shares	Value
Five Below, Inc.	400	$ 15,632
Francescas Holdings Corp. (a)	34,500	1,060,185
Home Depot, Inc.	43,000	2,595,910
Lumber Liquidators Holdings, Inc. (a)(d)	81,400	4,125,352
Staples, Inc.	16,000	184,320
Ulta Salon, Cosmetics & Fragrance, Inc.	13,900	1,338,640
		11,524,667
Textiles, Apparel & Luxury Goods - 5.7%
Coach, Inc.	11,900	666,638
Fifth & Pacific Companies, Inc. (a)	72,100	921,438
Fossil, Inc. (a)	41,400	3,506,580
lululemon athletica, Inc. (a)(d)	174,472	12,900,460
Michael Kors Holdings Ltd.	57,100	3,036,578
NIKE, Inc. Class B	15,200	1,442,632
Prada SpA	102,200	763,134
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	20,900	426,360
Steven Madden Ltd. (a)	33,550	1,466,806
Under Armour, Inc. Class A (sub. vtg.) (a)	9,600	535,968
		25,666,594
TOTAL CONSUMER DISCRETIONARY		80,263,140
CONSUMER STAPLES - 8.5%
Beverages - 1.8%
Monster Beverage Corp. (a)	13,100	709,496
PepsiCo, Inc.	35,500	2,512,335
The Coca-Cola Co.	128,100	4,858,833
		8,080,664
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	14,000	1,401,750
Drogasil SA	4,581	52,629
Fresh Market, Inc. (a)	11,700	701,766
Wal-Mart Stores, Inc.	50,800	3,749,040
Whole Foods Market, Inc.	20,400	1,986,960
		7,892,145
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)	102,900	2,443,875
Mead Johnson Nutrition Co. Class A	19,100	1,399,648
		3,843,523
Household Products - 0.5%
Church & Dwight Co., Inc.	16,500	890,835
Procter & Gamble Co.	20,400	1,414,944
		2,305,779
Personal Products - 1.2%
Avon Products, Inc.	19,258	307,165
Herbalife Ltd.	107,300	5,086,020
		5,393,185
Tobacco - 2.3%
Altria Group, Inc.	97,400	3,252,186
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	7,600	$ 885,020
Philip Morris International, Inc.	70,400	6,331,776
		10,468,982
TOTAL CONSUMER STAPLES		37,984,278
ENERGY - 4.1%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	15,160	701,908
Halliburton Co.	24,600	828,774
National Oilwell Varco, Inc.	16,903	1,354,099
Schlumberger Ltd.	64,800	4,686,984
		7,571,765
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.	15,100	1,055,792
Chesapeake Energy Corp. (d)	23,836	449,785
Concho Resources, Inc. (a)	11,000	1,042,250
Continental Resources, Inc. (a)	5,800	446,020
EOG Resources, Inc.	4,300	481,815
Hess Corp.	26,900	1,445,068
Noble Energy, Inc.	8,500	788,035
Occidental Petroleum Corp.	29,100	2,504,346
Peabody Energy Corp.	13,000	289,770
Plains Exploration & Production Co. (a)	36,300	1,360,161
Valero Energy Corp.	32,400	1,026,432
		10,889,474
TOTAL ENERGY		18,461,239
FINANCIALS - 3.3%
Capital Markets - 0.4%
Charles Schwab Corp.	67,200	859,488
Goldman Sachs Group, Inc.	4,309	489,847
T. Rowe Price Group, Inc.	5,800	367,140
		1,716,475
Commercial Banks - 0.3%
Signature Bank (a)	6,100	409,188
Wells Fargo & Co.	30,700	1,060,071
		1,469,259
Consumer Finance - 1.6%
Discover Financial Services	174,000	6,913,020
Diversified Financial Services - 0.7%
Bank of America Corp.	32,000	282,560
BM&F Bovespa SA	155,329	938,602
CME Group, Inc.	4,500	257,850
JPMorgan Chase & Co.	45,600	1,845,888
		3,324,900
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	5,387	817,800

	Shares	Value
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)	23,400	$ 456,300
TOTAL FINANCIALS		14,697,754
HEALTH CARE - 18.3%
Biotechnology - 13.8%
Alexion Pharmaceuticals, Inc. (a)	16,100	1,841,840
Alkermes PLC (a)	207,900	4,313,925
Alnylam Pharmaceuticals, Inc. (a)	13,200	248,028
Amarin Corp. PLC ADR (a)(d)	55,000	693,000
Amgen, Inc.	40,000	3,372,800
Biogen Idec, Inc. (a)	8,500	1,268,455
Celgene Corp. (a)	11,465	875,926
Cepheid, Inc. (a)	54,600	1,884,246
Exelixis, Inc. (a)(d)	446,828	2,153,711
Gilead Sciences, Inc. (a)	42,400	2,812,392
ImmunoGen, Inc. (a)(d)	303,363	4,429,100
Immunomedics, Inc. (a)(d)	316,769	1,111,859
InterMune, Inc. (a)	28,600	256,542
Ironwood Pharmaceuticals, Inc. Class A (a)	31,800	406,404
Isis Pharmaceuticals, Inc. (a)(d)	289,706	4,076,163
Lexicon Pharmaceuticals, Inc. (a)	1,782,463	4,135,314
Merrimack Pharmaceuticals, Inc. (d)	40,400	378,952
Metabolix, Inc. (a)(d)	78,405	130,936
NPS Pharmaceuticals, Inc. (a)	61,400	567,950
Regeneron Pharmaceuticals, Inc. (a)	101,000	15,418,660
Rigel Pharmaceuticals, Inc. (a)	178,200	1,826,550
Seattle Genetics, Inc. (a)(d)	313,238	8,441,764
Transition Therapeutics, Inc. (a)	148,408	325,014
Transition Therapeutics, Inc. (f)	23,906	52,354
Vertex Pharmaceuticals, Inc. (a)	16,000	895,200
		61,917,085
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	11,100	668,886
Cyberonics, Inc. (a)	15,200	796,784
		1,465,670
Health Care Providers & Services - 0.8%
Catamaran Corp. (a)	12,000	1,176,076
Express Scripts Holding Co. (a)	32,426	2,032,137
McKesson Corp.	4,400	378,532
		3,586,745
Health Care Technology - 0.2%
athenahealth, Inc. (a)	7,300	669,921
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)(d)	4,100	197,620
Pharmaceuticals - 3.2%
Abbott Laboratories	31,700	2,173,352
Allergan, Inc.	17,100	1,566,018
Auxilium Pharmaceuticals, Inc. (a)	27,900	682,434
Bristol-Myers Squibb Co.	52,000	1,755,000
Elan Corp. PLC sponsored ADR (a)	213,700	2,290,864
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	9,100	$ 627,081
MAP Pharmaceuticals, Inc. (a)	303,916	4,731,972
Questcor Pharmaceuticals, Inc.	18,800	347,800
		14,174,521
TOTAL HEALTH CARE		82,011,562
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	25,400	1,517,650
The Boeing Co.	27,200	1,893,664
		3,411,314
Air Freight & Logistics - 0.8%
FedEx Corp.	4,700	397,714
United Parcel Service, Inc. Class B	43,800	3,134,766
		3,532,480
Airlines - 0.5%
Southwest Airlines Co.	89,500	784,915
United Continental Holdings, Inc. (a)	69,700	1,359,150
		2,144,065
Construction & Engineering - 0.2%
Fluor Corp.	6,200	348,936
Quanta Services, Inc. (a)	18,241	450,553
		799,489
Electrical Equipment - 0.2%
Roper Industries, Inc.	8,100	890,109
Industrial Conglomerates - 1.0%
3M Co.	14,100	1,303,122
Danaher Corp.	47,800	2,636,170
General Electric Co.	30,600	694,926
		4,634,218
Machinery - 1.1%
Caterpillar, Inc.	30,900	2,658,636
Cummins, Inc.	7,000	645,470
Deere & Co.	11,600	956,884
ITT Corp.	5,150	103,773
Rexnord Corp. (d)	10,700	194,954
Westport Innovations, Inc. (a)(d)	11,000	306,240
Xylem, Inc.	12,500	314,375
		5,180,332
Professional Services - 0.1%
Nielsen Holdings B.V. (a)	15,600	467,688

	Shares	Value
Road & Rail - 1.0%
CSX Corp.	65,200	$ 1,352,900
Union Pacific Corp.	27,200	3,228,640
		4,581,540
TOTAL INDUSTRIALS		25,641,235
INFORMATION TECHNOLOGY - 39.0%
Communications Equipment - 2.9%
F5 Networks, Inc. (a)	5,700	596,790
Infinera Corp. (a)(d)	271,800	1,489,464
Juniper Networks, Inc. (a)	15,600	266,916
Palo Alto Networks, Inc.	500	30,785
QUALCOMM, Inc.	116,995	7,311,018
Riverbed Technology, Inc. (a)	150,700	3,506,789
		13,201,762
Computers & Peripherals - 10.8%
Apple, Inc.	65,142	43,466,648
Fusion-io, Inc. (a)(d)	135,300	4,095,531
NetApp, Inc. (a)	7,300	240,024
SanDisk Corp. (a)	10,000	434,300
Silicon Graphics International Corp. (a)(d)	39,079	355,619
		48,592,122
Electronic Equipment & Components - 0.2%
Corning, Inc.	16,300	214,345
Universal Display Corp. (a)	15,300	526,014
		740,359
Internet Software & Services - 6.2%
Akamai Technologies, Inc. (a)	12,700	485,902
Baidu.com, Inc. sponsored ADR (a)	17,700	2,067,714
Cornerstone OnDemand, Inc. (a)	28,600	876,876
eBay, Inc. (a)	48,600	2,352,726
Facebook, Inc.:
Class A	28,700	621,355
Class B (a)(f)	16,196	315,579
Google, Inc. Class A (a)	25,030	18,885,135
Mail.ru Group Ltd. GDR (e)	700	23,373
Rackspace Hosting, Inc. (a)	34,200	2,260,278
		27,888,938
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	29,232	2,043,901
IBM Corp.	24,100	4,999,545
MasterCard, Inc. Class A	6,800	3,070,064
Visa, Inc. Class A	36,600	4,914,648
		15,028,158
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (a)	29,500	99,415
Analog Devices, Inc.	4,900	192,031
Applied Materials, Inc.	39,100	436,552
Applied Micro Circuits Corp. (a)	230,700	1,167,342
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	33,100	$ 1,144,598
Cree, Inc. (a)(d)	161,900	4,133,307
Cypress Semiconductor Corp.	309,300	3,315,696
Intel Corp.	76,600	1,737,288
Mellanox Technologies Ltd. (a)	30,800	3,127,124
NVIDIA Corp. (a)	536,200	7,152,908
Rambus, Inc. (a)	290,700	1,610,478
Silicon Laboratories, Inc. (a)	157,600	5,793,376
Skyworks Solutions, Inc. (a)	16,900	398,249
Xilinx, Inc.	12,300	410,943
		30,719,307
Software - 8.6%
Citrix Systems, Inc. (a)	9,400	719,758
Infoblox, Inc.	1,700	39,525
Microsoft Corp.	176,500	5,256,170
NetSuite, Inc. (a)	30,400	1,939,520
Oracle Corp.	68,900	2,169,661
Proofpoint, Inc.	1,400	20,790
QLIK Technologies, Inc. (a)	68,400	1,532,844
Red Hat, Inc. (a)	142,700	8,125,338
salesforce.com, Inc. (a)	103,424	15,791,811
ServiceNow, Inc. (d)	1,100	42,548
SolarWinds, Inc. (a)	18,000	1,003,320
Solera Holdings, Inc.	10,900	478,183
Splunk, Inc.	7,400	271,728
TiVo, Inc. (a)	54,400	567,392
VMware, Inc. Class A (a)	6,900	667,506
		38,626,094
TOTAL INFORMATION TECHNOLOGY		174,796,740
MATERIALS - 1.9%
Chemicals - 1.7%
CF Industries Holdings, Inc.	2,100	466,704
E.I. du Pont de Nemours & Co.	24,800	1,246,696
Monsanto Co.	67,600	6,152,952
		7,866,352
Metals & Mining - 0.2%
Mongolian Mining Corp. (a)	306,000	139,700
Nucor Corp.	15,900	608,334
		748,034
TOTAL MATERIALS		8,614,386
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	37,300	1,699,761

	Shares	Value
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	488,600	$ 2,697,072
TOTAL TELECOMMUNICATION SERVICES		4,396,833
TOTAL COMMON STOCKS (Cost $305,589,907)		446,867,167
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.17% (b)	2,165,572	2,165,572
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	37,554,961	37,554,961
TOTAL MONEY MARKET FUNDS (Cost $39,720,533)		39,720,533
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $345,310,440)	486,587,700
NET OTHER ASSETS (LIABILITIES) - (8.6)%	(38,540,849)
NET ASSETS - 100%	$ 448,046,851
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,373 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $367,933 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 405,011
Transition Therapeutics, Inc.	11/21/11	$ 32,273
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,993
Fidelity Securities Lending Cash Central Fund	281,226
Total	$ 286,219
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 80,263,140	$ 80,263,140	$ -	$ -
Consumer Staples	37,984,278	37,984,278	-	-
Energy	18,461,239	18,461,239	-	-
Financials	14,697,754	14,697,754	-	-
Health Care	82,011,562	82,011,562	-	-
Industrials	25,641,235	25,641,235	-	-
Information Technology	174,796,740	174,481,161	315,579	-
Materials	8,614,386	8,614,386	-	-
Telecommunication Services	4,396,833	4,396,833	-	-
Money Market Funds	39,720,533	39,720,533	-	-
Total Investments in Securities:	$ 486,587,700	$ 486,272,121	$ 315,579	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $346,639,364. Net unrealized appreciation aggregated $139,948,336, of which $168,234,367 related to appreciated investment securities and $28,286,031 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Strategies Portfolio

September 30, 2012

1.808772.108

VIPAG-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 23.6%
Automobiles - 1.2%
Harley-Davidson, Inc.	3,850	$ 163,125
Tesla Motors, Inc. (a)	1,294	37,888
		201,013
Hotels, Restaurants & Leisure - 3.5%
Brinker International, Inc.	4,230	149,319
Chipotle Mexican Grill, Inc. (a)	110	34,929
International Game Technology	8,400	109,956
Jack in the Box, Inc. (a)	3,070	86,298
Panera Bread Co. Class A (a)	520	88,863
Wyndham Worldwide Corp.	2,720	142,746
		612,111
Household Durables - 1.4%
Jarden Corp.	2,380	125,759
Tupperware Brands Corp.	2,280	122,185
		247,944
Internet & Catalog Retail - 0.7%
Expedia, Inc.	2,100	121,464
Media - 2.9%
Discovery Communications, Inc. (a)	1,585	94,514
McGraw-Hill Companies, Inc.	4,730	258,200
Virgin Media, Inc.	5,490	161,626
		514,340
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	3,886	187,597
Specialty Retail - 8.5%
Aarons, Inc. Class A	3,370	93,720
Ascena Retail Group, Inc. (a)	5,500	117,975
AutoZone, Inc. (a)	260	96,114
CarMax, Inc. (a)	3,090	87,447
Foot Locker, Inc.	3,740	132,770
Gap, Inc.	3,590	128,450
Guess?, Inc.	2,680	68,126
Limited Brands, Inc.	3,635	179,060
O'Reilly Automotive, Inc. (a)	2,230	186,473
Ross Stores, Inc.	2,940	189,924
Sally Beauty Holdings, Inc. (a)	3,650	91,579
Urban Outfitters, Inc. (a)	3,200	120,192
		1,491,830
Textiles, Apparel & Luxury Goods - 4.3%
PVH Corp.	1,751	164,104
Ralph Lauren Corp.	1,154	174,519
Under Armour, Inc. Class A (sub. vtg.) (a)	1,582	88,323
VF Corp.	1,330	211,949
Wolverine World Wide, Inc.	2,380	105,601
		744,496
TOTAL CONSUMER DISCRETIONARY		4,120,795

	Shares	Value
CONSUMER STAPLES - 6.9%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	2,430	$ 158,558
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,700	119,695
Embotelladora Andina SA ADR	2,620	73,334
		351,587
Food Products - 2.7%
DE Master Blenders 1753 NV (a)	6,920	83,368
Green Mountain Coffee Roasters, Inc. (a)	1,089	25,864
Mead Johnson Nutrition Co. Class A	2,620	191,994
The Hershey Co.	2,430	172,263
		473,489
Personal Products - 1.0%
Avon Products, Inc.	3,390	54,071
Herbalife Ltd.	2,640	125,136
		179,207
Tobacco - 1.2%
Lorillard, Inc.	1,700	197,965
TOTAL CONSUMER STAPLES		1,202,248
ENERGY - 6.0%
Energy Equipment & Services - 3.7%
Cameron International Corp. (a)	3,750	210,263
Dresser-Rand Group, Inc. (a)	2,780	153,206
FMC Technologies, Inc. (a)	4,200	194,460
Rowan Companies PLC (a)	2,600	87,802
		645,731
Oil, Gas & Consumable Fuels - 2.3%
Cabot Oil & Gas Corp.	4,390	197,111
Pioneer Natural Resources Co.	1,960	204,624
		401,735
TOTAL ENERGY		1,047,466
FINANCIALS - 6.6%
Capital Markets - 1.7%
Affiliated Managers Group, Inc. (a)	1,030	126,690
Ashmore Group PLC	11,100	61,032
FXCM, Inc. Class A	4,300	41,065
Oaktree Capital Group LLC	1,550	63,550
		292,337
Diversified Financial Services - 1.3%
MSCI, Inc. Class A (a)	4,000	143,160
The NASDAQ Stock Market, Inc.	3,910	91,083
		234,243
Real Estate Investment Trusts - 2.2%
CBL & Associates Properties, Inc.	4,200	89,628
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc.	2,280	$ 159,258
Rayonier, Inc.	2,900	142,129
		391,015
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	1,367	117,904
Thrifts & Mortgage Finance - 0.7%
Ocwen Financial Corp. (a)	4,200	115,122
TOTAL FINANCIALS		1,150,621
HEALTH CARE - 16.1%
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (a)	1,050	120,120
ARIAD Pharmaceuticals, Inc. (a)	2,500	60,563
BioMarin Pharmaceutical, Inc. (a)	2,120	85,372
Medivation, Inc. (a)	1,240	69,886
Onyx Pharmaceuticals, Inc. (a)	790	66,755
Theravance, Inc. (a)	449	11,634
United Therapeutics Corp. (a)	972	54,315
Vertex Pharmaceuticals, Inc. (a)	2,915	163,094
		631,739
Health Care Equipment & Supplies - 2.8%
C.R. Bard, Inc.	1,810	189,417
Edwards Lifesciences Corp. (a)	480	51,538
The Cooper Companies, Inc.	1,260	119,020
Varian Medical Systems, Inc. (a)	2,090	126,069
		486,044
Health Care Providers & Services - 6.7%
AmerisourceBergen Corp.	5,450	210,970
Catamaran Corp. (a)	1,189	116,530
Chemed Corp.	1,150	79,684
DaVita, Inc. (a)	1,780	184,426
Henry Schein, Inc. (a)	1,160	91,953
Laboratory Corp. of America Holdings (a)	2,420	223,777
MEDNAX, Inc. (a)	1,330	99,019
Universal Health Services, Inc. Class B	2,180	99,691
Wellcare Health Plans, Inc. (a)	1,280	72,384
		1,178,434
Health Care Technology - 0.3%
Cerner Corp. (a)	630	48,768
Life Sciences Tools & Services - 0.8%
Waters Corp. (a)	1,620	134,995
Pharmaceuticals - 1.9%
Elan Corp. PLC sponsored ADR (a)	2,100	22,512
Salix Pharmaceuticals Ltd. (a)	1,050	44,457
Shire PLC sponsored ADR	530	47,011

	Shares	Value
ViroPharma, Inc. (a)	600	$ 18,132
Watson Pharmaceuticals, Inc. (a)	2,400	204,384
		336,496
TOTAL HEALTH CARE		2,816,476
INDUSTRIALS - 13.3%
Aerospace & Defense - 1.7%
Esterline Technologies Corp. (a)	800	44,912
Textron, Inc.	2,890	75,631
TransDigm Group, Inc. (a)	1,230	174,500
		295,043
Commercial Services & Supplies - 0.8%
Stericycle, Inc. (a)	1,600	144,832
Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	2,890	71,383
Electrical Equipment - 2.9%
AMETEK, Inc.	5,280	187,176
Hubbell, Inc. Class B	1,520	122,725
Roper Industries, Inc.	1,840	202,198
		512,099
Machinery - 3.3%
Donaldson Co., Inc.	1,790	62,131
Ingersoll-Rand PLC	3,828	171,571
PACCAR, Inc.	2,780	111,270
Parker Hannifin Corp.	1,500	125,370
Valmont Industries, Inc.	740	97,310
		567,652
Professional Services - 1.8%
Equifax, Inc.	2,950	137,411
IHS, Inc. Class A (a)	1,750	170,363
		307,774
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	2,500	130,100
Trading Companies & Distributors - 1.7%
Brenntag AG	770	98,553
W.W. Grainger, Inc.	940	195,868
		294,421
TOTAL INDUSTRIALS		2,323,304
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 0.7%
Acme Packet, Inc. (a)	3,500	59,850
Polycom, Inc. (a)	6,396	63,129
		122,979
Computers & Peripherals - 1.6%
NCR Corp. (a)	6,800	158,508
NetApp, Inc. (a)	3,700	121,656
		280,164
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	3,350	$ 197,248
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	3,140	120,136
VeriSign, Inc. (a)	2,120	103,223
		223,359
IT Services - 4.7%
Amdocs Ltd.	3,900	128,661
ExlService Holdings, Inc. (a)	2,100	61,950
Fiserv, Inc. (a)	2,650	196,180
Global Payments, Inc.	2,900	121,307
The Western Union Co.	11,600	211,352
Total System Services, Inc.	4,700	111,390
		830,840
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	5,410	183,859
ASML Holding NV	770	41,334
Cree, Inc. (a)	3,100	79,143
KLA-Tencor Corp.	1,256	59,917
		364,253
Software - 6.7%
Adobe Systems, Inc. (a)	2,210	71,737
Autodesk, Inc. (a)	4,730	157,840
BMC Software, Inc. (a)	3,510	145,630
Check Point Software Technologies Ltd. (a)	1,950	93,912
Citrix Systems, Inc. (a)	2,650	202,911
Intuit, Inc.	3,930	231,398
Nuance Communications, Inc. (a)	6,214	154,666
Synopsys, Inc. (a)	3,200	105,664
		1,163,758
TOTAL INFORMATION TECHNOLOGY		3,182,601
MATERIALS - 6.4%
Chemicals - 5.6%
Airgas, Inc.	1,160	95,468

	Shares	Value
Albemarle Corp.	1,900	$ 100,092
Eastman Chemical Co.	2,630	149,936
FMC Corp.	2,600	143,988
Sherwin-Williams Co.	1,350	201,029
Sigma Aldrich Corp.	2,200	158,334
W.R. Grace & Co. (a)	2,100	124,068
		972,915
Containers & Packaging - 0.8%
Ball Corp.	3,480	147,239
TOTAL MATERIALS		1,120,154
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
SBA Communications Corp. Class A (a)	3,160	198,764
TOTAL COMMON STOCKS (Cost $15,876,945)		17,162,429
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.17% (b) (Cost $364,840)	364,840	364,840
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $16,241,785)		17,527,269
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(43,802)
NET ASSETS - 100%		$ 17,483,467
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 504
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $16,308,534. Net unrealized appreciation aggregated $1,218,735, of which $1,726,345 related to appreciated investment securities and $507,610 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

September 30, 2012

1.808785.108

VIPMID-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 27.5%
Auto Components - 0.7%
Dana Holding Corp.	931,491	$ 11,457,339
Delphi Automotive PLC	1,026,857	31,832,567
New Focus Auto Tech Holdings Ltd. (a)	5,687,675	806,861
TRW Automotive Holdings Corp. (a)	82,215	3,593,618
		47,690,385
Automobiles - 0.1%
Daihatsu Motor Co. Ltd.	505,000	8,425,295
Distributors - 0.8%
LKQ Corp. (a)	3,239,218	59,925,533
Diversified Consumer Services - 1.6%
American Public Education, Inc. (a)	867,438	31,600,766
Capella Education Co. (a)	190,561	6,681,069
Grand Canyon Education, Inc. (a)	1,089,839	25,643,912
H&R Block, Inc.	2,882,574	49,955,007
Service Corp. International	513,095	6,906,259
		120,787,013
Hotels, Restaurants & Leisure - 5.2%
AFC Enterprises, Inc. (a)	363,703	8,947,094
Brinker International, Inc.	254,917	8,998,570
Interval Leisure Group, Inc.	635,053	12,021,553
Jubilant Foodworks Ltd. (a)	1,803,914	46,800,846
Life Time Fitness, Inc. (a)	524,980	24,012,585
Paddy Power PLC (Ireland)	122,300	9,072,940
Panera Bread Co. Class A (a)	227,200	38,826,208
Papa John's International, Inc. (a)	482,915	25,792,490
Texas Roadhouse, Inc. Class A	2,633,795	45,037,895
The Cheesecake Factory, Inc.	1,598,471	57,145,338
Wyndham Worldwide Corp.	2,020,085	106,014,061
		382,669,580
Household Durables - 2.0%
D.R. Horton, Inc.	977,900	20,183,856
Haseko Corp. (a)	7,411,000	4,748,206
Jarden Corp.	1,019,739	53,883,009
NVR, Inc. (a)	43,904	37,076,928
Whirlpool Corp.	346,631	28,739,176
		144,631,175
Internet & Catalog Retail - 1.8%
Expedia, Inc.	1,036,648	59,959,720
HSN, Inc.	1,464,740	71,845,497
		131,805,217
Leisure Equipment & Products - 1.1%
Brunswick Corp.	530,787	12,011,710
Polaris Industries, Inc.	899,832	72,769,414
		84,781,124
Media - 4.1%
Cheil Worldwide, Inc.	734,540	15,598,759
Cinemark Holdings, Inc.	1,468,304	32,934,059
Comcast Corp. Class A	1,089,154	38,959,039
Discovery Communications, Inc. (a)	1,487,012	88,670,526

	Shares	Value
KT Skylife Co. Ltd. (a)	242,450	$ 6,683,501
Omnicom Group, Inc.	177,700	9,162,212
Pearson PLC	181,300	3,544,155
Sun TV Ltd.	564,118	3,721,516
Time Warner, Inc.	2,365,148	107,212,159
		306,485,926
Multiline Retail - 0.0%
Gordmans Stores, Inc. (a)	121,511	2,241,878
Specialty Retail - 9.2%
American Eagle Outfitters, Inc.	1,350,400	28,466,432
Asbury Automotive Group, Inc. (a)	255,950	7,153,803
Ascena Retail Group, Inc. (a)	828,989	17,781,814
Bed Bath & Beyond, Inc. (a)	212,892	13,412,196
Cabela's, Inc. Class A (a)	784,410	42,891,539
Foot Locker, Inc.	2,064,177	73,278,284
GNC Holdings, Inc.	969,722	37,790,066
Group 1 Automotive, Inc.	536,046	32,286,051
Limited Brands, Inc.	1,291,743	63,631,260
Lithia Motors, Inc. Class A (sub. vtg.)	974,449	32,458,896
Penske Automotive Group, Inc.	866,842	26,083,276
Ross Stores, Inc.	1,831,013	118,283,440
Sally Beauty Holdings, Inc. (a)	1,214,547	30,472,984
Sonic Automotive, Inc. Class A (sub. vtg.)	989,804	18,786,480
Stage Stores, Inc.	237,059	4,992,463
TJX Companies, Inc.	2,445,884	109,551,144
Tsutsumi Jewelry Co. Ltd.	128,000	3,119,631
Vitamin Shoppe, Inc. (a)	339,500	19,799,640
		680,239,399
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	218,300	17,908,806
Page Industries Ltd.	63,881	3,838,957
PVH Corp.	456,418	42,775,495
Youngone Corp.	43,220	1,426,217
		65,949,475
TOTAL CONSUMER DISCRETIONARY		2,035,632,000
CONSUMER STAPLES - 3.4%
Beverages - 0.6%
Dr Pepper Snapple Group, Inc.	884,947	39,406,690
Molson Coors Brewing Co. Class B	115,127	5,186,471
		44,593,161
Food & Staples Retailing - 1.4%
Ain Pharmaciez, Inc.	42,700	3,047,655
Breadtalk Group Ltd.	1,200	562
Kroger Co.	2,577,005	60,662,698
Safeway, Inc.	1,459,537	23,483,950
United Natural Foods, Inc. (a)	221,040	12,919,788
		100,114,653
Food Products - 1.3%
Britannia Industries Ltd. (a)	278,461	2,503,833
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.	568,600	$ 15,687,674
Hain Celestial Group, Inc. (a)	268,029	16,885,827
Orion Corp.	5,987	5,220,017
Post Holdings, Inc. (a)	124,600	3,745,476
Smart Balance, Inc. (a)	100	1,208
Want Want China Holdings Ltd.	41,345,600	52,734,763
		96,778,798
Household Products - 0.1%
Jyothy Laboratories Ltd.	654,802	1,977,029
Spectrum Brands Holdings, Inc.	218,989	8,761,750
		10,738,779
TOTAL CONSUMER STAPLES		252,225,391
ENERGY - 8.7%
Energy Equipment & Services - 5.0%
Diamond Offshore Drilling, Inc.	552,000	36,327,120
Dresser-Rand Group, Inc. (a)	1,215,738	66,999,321
Dril-Quip, Inc. (a)	123,900	8,905,932
Ensco PLC Class A	632,200	34,492,832
Helix Energy Solutions Group, Inc. (a)	2,185,731	39,933,305
McDermott International, Inc. (a)	8,419,971	102,892,046
Noble Corp.	1,195,900	42,789,302
Parker Drilling Co. (a)	1,100,953	4,657,031
Pioneer Energy Services Corp. (a)	735,602	5,730,340
TETRA Technologies, Inc. (a)	1,355,100	8,198,355
TGS Nopec Geophysical Co. ASA	95,000	3,099,286
Unit Corp. (a)	420,166	17,436,889
		371,461,759
Oil, Gas & Consumable Fuels - 3.7%
Apache Corp.	127,129	10,992,845
Denbury Resources, Inc. (a)	891,764	14,410,906
Emerald Oil, Inc. warrants 2/4/16 (a)	908,661	61,621
HollyFrontier Corp.	514,425	21,230,320
Marathon Petroleum Corp.	1,714,508	93,594,992
Phillips 66	411,500	19,081,255
QEP Resources, Inc.	1,077,885	34,125,839
Swift Energy Co. (a)	970,861	20,271,578
Tesoro Corp.	125,098	5,241,606
Valero Energy Corp.	1,596,994	50,592,770
WPX Energy, Inc.	204,048	3,385,156
		272,988,888
TOTAL ENERGY		644,450,647
FINANCIALS - 14.2%
Capital Markets - 2.4%
Affiliated Managers Group, Inc. (a)	235,956	29,022,588

	Shares	Value
Ameriprise Financial, Inc.	172,587	$ 9,783,957
Marusan Securities Co. Ltd.	1,839,800	5,469,421
Monex Group, Inc.	17,339	2,848,360
Och-Ziff Capital Management Group LLC Class A	700,652	6,768,298
SEI Investments Co.	820,796	17,606,074
TD Ameritrade Holding Corp.	3,269,745	50,255,981
Waddell & Reed Financial, Inc. Class A	555,400	18,200,458
Walter Investment Management Corp.	1,054,448	39,025,120
		178,980,257
Commercial Banks - 7.1%
Bank of Hawaii Corp.	30,992	1,413,855
BB&T Corp.	3,381,808	112,140,753
BOK Financial Corp.	77,800	4,597,980
City National Corp.	170,400	8,777,304
Comerica, Inc.	1,726,946	53,621,673
Cullen/Frost Bankers, Inc.	130,242	7,479,798
East West Bancorp, Inc.	584,700	12,348,864
First Commonwealth Financial Corp.	1,506,955	10,624,033
Glacier Bancorp, Inc.	973,092	15,160,773
HDFC Bank Ltd.	1,613,244	19,160,802
Huntington Bancshares, Inc.	14,924,865	102,981,569
MB Financial, Inc.	338,193	6,679,312
PacWest Bancorp	312,958	7,313,828
PrivateBancorp, Inc.	1,708,850	27,324,512
Regions Financial Corp.	8,038,497	57,957,563
Shinsei Bank Ltd.	14,183,000	18,355,754
SunTrust Banks, Inc.	1,135,581	32,102,875
Synovus Financial Corp. (d)	7,331,590	17,375,868
Texas Capital Bancshares, Inc. (a)	220,040	10,938,188
		526,355,304
Consumer Finance - 0.9%
ACOM Co. Ltd. (a)	411,020	10,454,571
Credit Saison Co. Ltd.	1,164,900	28,167,175
Discover Financial Services	648,803	25,776,943
Hitachi Capital Corp.	203,100	3,679,951
		68,078,640
Diversified Financial Services - 0.3%
CME Group, Inc.	147,318	8,441,321
CRISIL Ltd.	257,953	4,682,985
Mitsubishi UFJ Lease & Finance Co. Ltd.	138,420	5,835,492
		18,959,798
Insurance - 2.5%
Assured Guaranty Ltd.	788,789	10,743,306
Brasil Insurance Participacoes e Administracao SA	293,200	2,755,191
Lincoln National Corp.	2,207,651	53,403,078
Old Republic International Corp.	3,399,357	31,614,020
Protective Life Corp.	1,318,959	34,569,915
Reinsurance Group of America, Inc.	927,888	53,696,879
		186,782,389
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
Extra Space Storage, Inc.	111,869	$ 3,719,644
Real Estate Management & Development - 1.0%
Altisource Portfolio Solutions SA (a)	655,834	56,565,683
Wharf Holdings Ltd.	2,358,000	16,375,739
		72,941,422
TOTAL FINANCIALS		1,055,817,454
HEALTH CARE - 4.6%
Biotechnology - 2.3%
3SBio, Inc. sponsored ADR (a)	332,125	4,314,304
Alexion Pharmaceuticals, Inc. (a)	671,478	76,817,083
Biogen Idec, Inc. (a)	63,900	9,535,797
Celgene Corp. (a)	122,760	9,378,864
Genomic Health, Inc. (a)	621,937	21,574,995
Genus PLC	627,912	15,330,959
Regeneron Pharmaceuticals, Inc. (a)	124,984	19,080,057
United Therapeutics Corp. (a)	207,760	11,609,629
		167,641,688
Health Care Equipment & Supplies - 0.4%
Align Technology, Inc. (a)	329,687	12,188,528
Hill-Rom Holdings, Inc.	149,389	4,341,244
Masimo Corp. (a)	26,121	631,606
ResMed, Inc.	308,254	12,475,039
Trinity Biotech PLC sponsored ADR	273,838	3,442,144
		33,078,561
Health Care Providers & Services - 1.1%
AMN Healthcare Services, Inc. (a)	480,000	4,828,800
Community Health Systems, Inc. (a)	692,531	20,180,353
Health Management Associates, Inc. Class A (a)	590,914	4,957,768
Humana, Inc.	22,874	1,604,611
Omnicare, Inc.	989,329	33,607,506
PharMerica Corp. (a)	350,479	4,437,064
Ship Healthcare Holdings, Inc.	223,600	7,140,072
Tenet Healthcare Corp. (a)	1,136,463	7,125,623
		83,881,797
Health Care Technology - 0.3%
athenahealth, Inc. (a)(d)	210,283	19,297,671
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	676,605	39,804,672
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	100	1,173
TOTAL HEALTH CARE		343,705,562
INDUSTRIALS - 15.4%
Aerospace & Defense - 0.3%
TransDigm Group, Inc. (a)	135,000	19,152,450

	Shares	Value
Airlines - 1.3%
Copa Holdings SA Class A	222,908	$ 18,115,733
Southwest Airlines Co.	9,237,825	81,015,725
		99,131,458
Building Products - 0.7%
Apogee Enterprises, Inc.	617,725	12,119,765
Lennox International, Inc.	833,630	40,314,347
		52,434,112
Commercial Services & Supplies - 1.4%
Copart, Inc. (a)	751,081	20,827,476
Corrections Corp. of America	1,087,980	36,392,931
Edenred SA	176,815	4,968,080
Multiplus SA	630,200	12,590,011
Republic Services, Inc.	819,046	22,531,955
The Brink's Co.	257,113	6,605,233
		103,915,686
Construction & Engineering - 2.8%
Chiyoda Corp.	1,291,000	20,082,958
Fluor Corp.	1,937,296	109,031,019
Foster Wheeler AG (a)	2,750,139	65,893,330
URS Corp.	331,000	11,687,610
		206,694,917
Electrical Equipment - 1.9%
Acuity Brands, Inc.	556,521	35,222,214
AMETEK, Inc.	1,140,941	40,446,358
Brady Corp. Class A	39,492	1,156,326
Endo Lighting Corp.	150,400	6,301,999
Hubbell, Inc. Class B	280,774	22,669,693
Roper Industries, Inc.	294,000	32,307,660
		138,104,250
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	1,195,578	62,074,410
Max India Ltd. (a)	1,974,620	8,370,956
		70,445,366
Machinery - 3.3%
Actuant Corp. Class A	1,040,018	29,765,315
AGCO Corp. (a)	919,767	43,670,537
Chart Industries, Inc. (a)	251,411	18,566,702
Donaldson Co., Inc.	1,049,849	36,440,259
Dover Corp.	117,900	7,013,871
Harsco Corp.	155,832	3,199,231
Ingersoll-Rand PLC	1,750,941	78,477,176
Kitz Corp.	324,700	1,393,830
Snap-On, Inc.	184,754	13,278,270
Valmont Industries, Inc.	105,566	13,881,929
		245,687,120
Professional Services - 1.5%
Corporate Executive Board Co.	669,647	35,913,169
en-japan, Inc.	836	830,215
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Equifax, Inc.	1,607,331	$ 74,869,478
Kforce, Inc. (a)	94,488	1,114,014
		112,726,876
Road & Rail - 0.9%
Con-way, Inc.	727,107	19,900,919
Hertz Global Holdings, Inc. (a)	484,700	6,654,931
Norfolk Southern Corp.	53,400	3,397,842
Old Dominion Freight Lines, Inc. (a)	1,335,168	40,268,667
		70,222,359
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	794,789	22,651,487
DXP Enterprises, Inc. (a)	86,186	4,117,105
		26,768,592
TOTAL INDUSTRIALS		1,145,283,186
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.1%
AAC Acoustic Technology Holdings, Inc.	5,432,000	19,615,040
Acme Packet, Inc. (a)	412,208	7,048,757
Brocade Communications Systems, Inc. (a)	9,135,972	54,039,274
		80,703,071
Computers & Peripherals - 1.3%
Cray, Inc. (a)	193,293	2,454,821
Gemalto NV (d)	817,737	71,929,514
NCR Corp. (a)	805,171	18,768,536
		93,152,871
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	265,484	8,949,466
Benchmark Electronics, Inc. (a)	331,960	5,069,029
FEI Co.	124,564	6,664,174
Ingenico SA	1,003,548	51,584,374
Ingram Micro, Inc. Class A (a)	296,898	4,521,757
Jabil Circuit, Inc.	567,753	10,628,336
Plexus Corp. (a)	157,736	4,777,823
Vishay Intertechnology, Inc. (a)	784,747	7,714,063
		99,909,022
Internet Software & Services - 0.9%
eBay, Inc. (a)	864,159	41,833,937
Google, Inc. Class A (a)	26,421	19,934,645
Mail.ru Group Ltd. GDR (Reg. S)	249,900	8,344,161
		70,112,743
IT Services - 9.2%
Alliance Data Systems Corp. (a)	269,627	38,273,553
CGI Group, Inc. Class A (sub. vtg.) (a)	134,200	3,603,784
Computer Task Group, Inc. (a)	166,134	2,688,048

	Shares	Value
CoreLogic, Inc. (a)	740,907	$ 19,656,263
Fidelity National Information Services, Inc.	1,493,800	46,636,436
Fiserv, Inc. (a)	1,964,894	145,461,106
FleetCor Technologies, Inc. (a)	855,698	38,335,270
Genpact Ltd.	2,272,508	37,905,433
Heartland Payment Systems, Inc.	807,247	25,573,585
Jack Henry & Associates, Inc.	127,307	4,824,935
Lender Processing Services, Inc.	680,973	18,992,337
Maximus, Inc.	370,095	22,102,073
NeuStar, Inc. Class A (a)	774,846	31,017,085
Teletech Holdings, Inc. (a)	514,718	8,775,942
Teradata Corp. (a)	109,797	8,279,792
Total System Services, Inc.	4,582,656	108,608,947
Unisys Corp. (a)	266,025	5,538,641
Visa, Inc. Class A	859,975	115,477,443
		681,750,673
Semiconductors & Semiconductor Equipment - 1.6%
ASML Holding NV (Netherlands)	333,200	17,822,355
Epistar Corp.	541,000	1,154,556
KLA-Tencor Corp.	1,159,800	55,328,259
Kontron AG	454,728	2,025,351
LSI Corp. (a)	2,721,786	18,807,541
Mellanox Technologies Ltd. (a)	132,000	13,401,960
PDF Solutions, Inc. (a)	250,220	3,418,005
PMC-Sierra, Inc. (a)	659,350	3,718,734
		115,676,761
Software - 4.3%
Compuware Corp. (a)	3,964,428	39,287,481
Intuit, Inc.	559,243	32,928,228
Mentor Graphics Corp. (a)	5,152,982	79,768,161
NetDragon WebSoft, Inc.	404,500	453,847
Parametric Technology Corp. (a)	643,881	14,036,606
SS&C Technologies Holdings, Inc. (a)	851,873	21,475,718
Symantec Corp. (a)	1,037,202	18,669,636
Synopsys, Inc. (a)	3,510,189	115,906,441
		322,526,118
TOTAL INFORMATION TECHNOLOGY		1,463,831,259
MATERIALS - 5.6%
Chemicals - 3.1%
Cabot Corp.	156,335	5,717,171
CF Industries Holdings, Inc.	88,121	19,584,011
Cytec Industries, Inc.	85,321	5,590,232
FMC Corp.	714,488	39,568,345
Landec Corp. (a)	909,632	10,415,286
LyondellBasell Industries NV Class A	1,809,965	93,502,792
Pidilite Industries Ltd. (a)	1,878,522	7,319,171
PPG Industries, Inc.	203,149	23,329,631
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
W.R. Grace & Co. (a)	332,143	$ 19,623,008
Zoltek Companies, Inc. (a)(d)	492,850	3,790,017
		228,439,664
Containers & Packaging - 0.0%
Ball Corp.	818	34,610
Metals & Mining - 1.9%
Goldcorp, Inc.	838,600	38,505,141
IAMGOLD Corp.	547,039	8,674,945
Kinross Gold Corp.	917,761	9,391,390
New Gold, Inc. (a)	3,134,900	38,424,926
Newmont Mining Corp.	359,123	20,114,479
Sandstorm Gold Ltd. (a)	779,100	10,009,188
Yamana Gold, Inc.	769,354	14,696,845
		139,816,914
Paper & Forest Products - 0.6%
International Paper Co.	1,157,364	42,035,460
Louisiana-Pacific Corp. (a)	204,753	2,559,413
		44,594,873
TOTAL MATERIALS		412,886,061
UTILITIES - 0.0%
Gas Utilities - 0.0%
Towngas China Co. Ltd.	1,374,000	1,017,115
TOTAL COMMON STOCKS (Cost $6,630,626,031)		7,354,848,675
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	6,877	6,395,610
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	402,766	10,113,454
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,367,886)		16,509,064
Nonconvertible Bonds - 0.0%
Principal Amount
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (f) (Cost $148,523)	41,784	137,411
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	778	$ 778
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	63,586,498	63,586,498
TOTAL MONEY MARKET FUNDS (Cost $63,587,276)		63,587,276
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 9/28/12 due 10/1/12 (Collateralized by U.S. Government Obligations) # (Cost $4,272,000)	$ 4,272,070	4,272,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,712,001,716)		7,439,354,426
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(20,930,535)
NET ASSETS - 100%		$ 7,418,423,891
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,395,610 or 0.1% of net assets.

(f) Principal amount shown represents units.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,272,000 due 10/01/12 at 0.20%
Barclays Capital, Inc.	$ 1,191,359
Merrill Lynch, Pierce, Fenner & Smith, Inc.	840,885
RBS Securities, Inc.	2,239,756
$ 4,272,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 554,929
Fidelity Securities Lending Cash Central Fund	1,055,806
Total	$ 1,610,735
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advance Auto Parts, Inc.	$ 447,063,034	$ -	$ 509,810,392	$ 162,471	$ -
Allscripts Healthcare Solutions, Inc.	208,005,557	-	174,122,640	-	-
Ubisoft Entertainment SA	33,053,753	-	34,455,855	-	-
Zoltek Companies, Inc.	15,676,519	75,936	17,244,242	-	-
Total	$ 703,798,863	$ 75,936	$ 735,633,129	$ 162,471	$ -
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,035,632,000	$ 2,032,087,845	$ 3,544,155	$ -
Consumer Staples	252,225,391	252,225,391	-	-
Energy	644,450,647	644,389,026	61,621	-
Financials	1,072,326,518	1,046,770,106	25,556,412	-
Health Care	343,705,562	343,705,562	-	-
Industrials	1,145,283,186	1,145,283,186	-	-
Information Technology	1,463,831,259	1,446,008,904	17,822,355	-
Materials	412,886,061	412,886,061	-	-
Utilities	1,017,115	1,017,115	-	-
Corporate Bonds	137,411	-	137,411	-
Money Market Funds	63,587,276	63,587,276	-	-
Cash Equivalents	4,272,000	-	4,272,000	-
Total Investments in Securities:	$ 7,439,354,426	$ 7,387,960,472	$ 51,393,954	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $6,734,945,936. Net unrealized appreciation aggregated $704,408,490, of which $909,369,527 related to appreciated investment securities and $204,961,037 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

September 30, 2012

1.808798.108

VIPVS-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
CONSUMER DISCRETIONARY - 22.1%
Auto Components - 2.2%
Delphi Automotive PLC	162,731	$ 5,044,661
TRW Automotive Holdings Corp. (a)	51,000	2,229,210
		7,273,871
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW)	11,836	865,593
General Motors Co. (a)	63,400	1,442,350
Volkswagen AG	6,015	1,006,391
		3,314,334
Diversified Consumer Services - 1.0%
Service Corp. International	248,000	3,338,080
Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.	63,180	1,124,604
Cedar Fair LP (depository unit)	77,380	2,589,909
Wyndham Worldwide Corp.	67,933	3,565,124
		7,279,637
Household Durables - 5.9%
Garmin Ltd.	79,000	3,297,460
KB Home	79,006	1,133,736
Lennar Corp. Class A	65,214	2,267,491
PulteGroup, Inc. (a)	401,690	6,226,195
Ryland Group, Inc.	48,600	1,458,000
Standard Pacific Corp. (a)(d)	759,307	5,132,915
		19,515,797
Leisure Equipment & Products - 1.0%
Hasbro, Inc. (d)	90,003	3,435,415
Media - 2.1%
Omnicom Group, Inc.	41,788	2,154,589
Regal Entertainment Group Class A (d)	125,400	1,764,378
Valassis Communications, Inc. (a)(d)	116,311	2,871,719
		6,790,686
Multiline Retail - 3.3%
Target Corp.	124,791	7,920,485
The Bon-Ton Stores, Inc. (d)	314,589	2,988,596
		10,909,081
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	161,059	4,501,599
GameStop Corp. Class A (d)	316,887	6,654,627
		11,156,226
TOTAL CONSUMER DISCRETIONARY		73,013,127
CONSUMER STAPLES - 7.0%
Beverages - 5.4%
Cott Corp. (a)	2,243,782	17,733,889
Food Products - 1.6%
Bunge Ltd.	17,600	1,180,080

	Shares	Value
Calavo Growers, Inc.	77,372	$ 1,934,300
SunOpta, Inc. (a)	343,015	2,191,866
		5,306,246
TOTAL CONSUMER STAPLES		23,040,135
ENERGY - 4.2%
Energy Equipment & Services - 0.7%
Halliburton Co.	62,400	2,102,256
Oil, Gas & Consumable Fuels - 3.5%
Alpha Natural Resources, Inc. (a)	173,300	1,138,581
Denbury Resources, Inc. (a)	92,820	1,499,971
HollyFrontier Corp.	52,500	2,166,675
Marathon Oil Corp.	52,700	1,558,339
The Williams Companies, Inc.	50,300	1,758,991
Valero Energy Corp.	110,300	3,494,304
		11,616,861
TOTAL ENERGY		13,719,117
FINANCIALS - 10.3%
Commercial Banks - 3.8%
BB&T Corp.	149,669	4,963,024
Regions Financial Corp.	270,937	1,953,456
U.S. Bancorp	162,216	5,564,009
		12,480,489
Insurance - 5.7%
AFLAC, Inc.	163,714	7,838,626
American International Group, Inc. (a)	113,000	3,705,270
Lincoln National Corp.	240,118	5,808,454
Unum Group	79,940	1,536,447
		18,888,797
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	71,719	1,530,483
Host Hotels & Resorts, Inc.	70,300	1,128,315
		2,658,798
TOTAL FINANCIALS		34,028,084
HEALTH CARE - 10.6%
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	248,800	1,428,112
C.R. Bard, Inc.	25,600	2,679,040
Covidien PLC	38,150	2,266,873
		6,374,025
Health Care Providers & Services - 2.2%
DaVita, Inc. (a)	26,902	2,787,316
Universal Health Services, Inc. Class B	94,786	4,334,564
		7,121,880
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	61,400	$ 2,360,830
PerkinElmer, Inc.	68,800	2,027,536
		4,388,366
Pharmaceuticals - 5.2%
Johnson & Johnson	62,700	4,320,657
Sanofi SA sponsored ADR	233,156	10,039,697
Zogenix, Inc. (a)(d)	1,056,939	2,811,458
		17,171,812
TOTAL HEALTH CARE		35,056,083
INDUSTRIALS - 7.1%
Aerospace & Defense - 2.5%
Alliant Techsystems, Inc.	59,200	2,966,512
Esterline Technologies Corp. (a)	33,978	1,907,525
Textron, Inc.	74,533	1,950,529
United Technologies Corp.	16,500	1,291,785
		8,116,351
Building Products - 0.6%
Armstrong World Industries, Inc.	24,578	1,139,682
Owens Corning (a)	24,289	812,710
		1,952,392
Commercial Services & Supplies - 0.3%
Quad/Graphics, Inc.	48,144	816,522
Electrical Equipment - 0.4%
Regal-Beloit Corp.	20,300	1,430,744
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	33,540	1,741,397
Machinery - 2.8%
Blount International, Inc. (a)	93,096	1,225,143
Deere & Co.	36,900	3,043,881
Ingersoll-Rand PLC	70,800	3,173,256
Stanley Black & Decker, Inc.	24,680	1,881,850
		9,324,130
TOTAL INDUSTRIALS		23,381,536
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 0.4%
Cisco Systems, Inc.	71,800	1,370,662
Computers & Peripherals - 1.7%
Apple, Inc.	7,000	4,670,820
SanDisk Corp. (a)	24,907	1,081,711
		5,752,531
Electronic Equipment & Components - 0.9%
Anixter International, Inc.	23,320	1,339,967
Arrow Electronics, Inc. (a)	45,443	1,531,884
		2,871,851

	Shares	Value
IT Services - 0.9%
Fidelity National Information Services, Inc.	89,440	$ 2,792,317
Semiconductors & Semiconductor Equipment - 5.3%
Fairchild Semiconductor International, Inc. (a)	106,600	1,398,592
Intersil Corp. Class A	111,357	974,374
KLA-Tencor Corp.	58,220	2,777,385
Lam Research Corp. (a)	39,800	1,265,043
MagnaChip Semiconductor Corp. (a)	223,700	2,639,660
Marvell Technology Group Ltd.	271,700	2,486,055
Micron Technology, Inc. (a)	151,842	908,774
ON Semiconductor Corp. (a)	404,891	2,498,177
Spansion, Inc. Class A	213,657	2,546,791
		17,494,851
Software - 1.7%
Microsoft Corp.	145,976	4,347,165
Nuance Communications, Inc. (a)	49,600	1,234,544
		5,581,709
TOTAL INFORMATION TECHNOLOGY		35,863,921
MATERIALS - 13.3%
Chemicals - 12.4%
Ashland, Inc.	28,200	2,019,120
Innophos Holdings, Inc.	74,357	3,605,571
LyondellBasell Industries NV Class A	479,008	24,745,553
PPG Industries, Inc.	59,100	6,787,044
W.R. Grace & Co. (a)	61,472	3,631,766
		40,789,054
Metals & Mining - 0.9%
Carpenter Technology Corp.	28,204	1,475,633
Haynes International, Inc.	6,300	328,545
Newcrest Mining Ltd.	42,365	1,280,564
		3,084,742
TOTAL MATERIALS		43,873,796
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.1%
CenturyLink, Inc.	64,855	2,620,142
Level 3 Communications, Inc. (a)	189,665	4,356,605
		6,976,747
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	66,777	524,199
TOTAL TELECOMMUNICATION SERVICES		7,500,946
UTILITIES - 5.2%
Electric Utilities - 0.6%
FirstEnergy Corp.	43,431	1,915,307
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 3.4%
Calpine Corp. (a)	279,737	$ 4,839,450
The AES Corp.	573,592	6,292,304
		11,131,754
Multi-Utilities - 1.2%
Alliant Energy Corp.	37,300	1,618,447
Sempra Energy	36,061	2,325,574
		3,944,021
TOTAL UTILITIES		16,991,082
TOTAL COMMON STOCKS (Cost $254,964,258)		306,467,827
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
LodgeNet Entertainment Corp. 10.00% (e) (Cost $679,000)	700	170,616
Nonconvertible Bonds - 0.1%
Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 9.75% 5/30/20 (e) (Cost $265,052)	$ 338,000	219,700
Money Market Funds - 11.5%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	23,322,793	$ 23,322,793
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	14,721,345	14,721,345
TOTAL MONEY MARKET FUNDS (Cost $38,044,138)		38,044,138
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $293,952,448)		344,902,281
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(15,207,843)
NET ASSETS - 100%		$ 329,694,438
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $390,316 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,364
Fidelity Securities Lending Cash Central Fund	261,430
Total	$ 276,794
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 73,183,743	$ 73,013,127	$ 170,616	$ -
Consumer Staples	23,040,135	23,040,135	-	-
Energy	13,719,117	13,719,117	-	-
Financials	34,028,084	34,028,084	-	-
Health Care	35,056,083	35,056,083	-	-
Industrials	23,381,536	23,381,536	-	-
Information Technology	35,863,921	35,863,921	-	-
Materials	43,873,796	43,873,796	-	-
Telecommunication Services	7,500,946	7,500,946	-	-
Utilities	16,991,082	16,991,082	-	-
Corporate Bonds	219,700	-	219,700	-
Money Market Funds	38,044,138	38,044,138	-	-
Total Investments in Securities:	$ 344,902,281	$ 344,511,965	$ 390,316	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $294,156,887. Net unrealized appreciation aggregated $50,745,394, of which $68,903,138 related to appreciated investment securities and $18,157,744 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012